UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Small Cap Index VIP

	Shares	Value ($)

Common Stocks 97.7%
Consumer Discretionary 12.0%
Auto Components 0.3%
American Axle & Manufacturing Holdings, Inc.	12,500	16,500
Amerigon, Inc.*	8,400	31,080
ArvinMeritor, Inc. (a)	22,200	17,538
Cooper Tire & Rubber Co.	17,200	69,488
Dana Holding Corp.*	28,800	13,248
Dorman Products, Inc.*	2,900	27,057
Drew Industries, Inc.*	6,000	52,080
Exide Technologies*	23,700	71,100
Fuel Systems Solutions, Inc.* (a)	4,100	55,268
Hayes Lemmerz International, Inc.*	32,500	6,012
Lear Corp.*	20,200	15,150
Modine Manufacturing Co.	10,906	27,265
Quantum Fuel Systems Technologies Worldwide, Inc.*	25,200	20,160
Raser Technologies, Inc.* (a)	12,800	53,632
Spartan Motors, Inc. (a)	11,850	47,637
Stoneridge, Inc.*	5,500	11,605
Superior Industries International, Inc.	7,300	86,505
Tenneco, Inc.*	13,300	21,679
Wonder Auto Technology, Inc.*	3,100	11,098

		654,102
Automobiles 0.0%
Winnebago Industries, Inc.	9,694	51,475
Distributors 0.0%
Audiovox Corp. "A"*	5,400	18,522
Core-Mark Holding Co., Inc.*	2,300	41,906

		60,428
Diversified Consumer Services 1.2%
American Public Education, Inc.*	3,500	147,210
Capella Education Co.*	4,500	238,500
Coinstar, Inc.*	8,828	289,205
Corinthian Colleges, Inc.*	26,900	523,205
Jackson Hewitt Tax Service, Inc.	9,000	46,980
K12, Inc.* (a)	2,500	34,750
Learning Tree International, Inc.*	2,000	16,940
Matthews International Corp. "A"	10,400	299,624
Pre-Paid Legal Services, Inc.* (a)	2,878	83,549
Regis Corp.	13,600	196,520
Sotheby's (a)	20,683	186,147
Steiner Leisure Ltd.*	5,400	131,814
Stewart Enterprises, Inc. "A"	28,500	92,340
Universal Technical Institute, Inc.*	6,800	81,600

		2,368,384

Hotels Restaurants & Leisure 2.6%
AFC Enterprises, Inc.*	9,900	44,649
Ambassadors Group, Inc.	6,000	48,720
Ameristar Casinos, Inc.	7,800	98,124
Bally Technologies, Inc.*	17,200	316,824
BJ's Restaurants, Inc.* (a)	6,000	83,460
Bluegreen Corp.*	5,800	10,092
Bob Evans Farms, Inc.	9,642	216,174
Buffalo Wild Wings, Inc.* (a)	5,400	197,532
California Pizza Kitchen, Inc.*	6,600	86,328
CEC Entertainment, Inc.*	6,150	159,162
Churchill Downs, Inc.	3,319	99,769
CKE Restaurants, Inc.	16,100	135,240
Cracker Barrel Old Country Store, Inc. (a)	7,000	200,480
Denny's Corp.*	32,500	54,275
DineEquity, Inc. (a)	5,000	59,300
Domino's Pizza, Inc.*	13,300	87,115
Dover Downs Gaming & Entertainment, Inc.	5,660	17,376
Gaylord Entertainment Co.* (a)	12,300	102,459
Great Wolf Resorts, Inc.*	11,156	25,994
Isle of Capri Casinos, Inc.*	6,411	33,914
Jack in the Box, Inc.*	18,250	425,043
Krispy Kreme Doughnuts, Inc.*	20,100	32,160
Landry's Restaurants, Inc.	4,700	24,534
LIFE TIME FITNESS, Inc.*	10,500	131,880
Lodgian, Inc.*	4,874	10,235
Luby's, Inc.*	4,100	20,131
Marcus Corp.	5,750	48,875
Monarch Casino & Resort, Inc.*	5,100	26,316
Morgans Hotel Group Co.*	9,800	30,478
O'Charley's, Inc.	8,300	24,983
P.F. Chang's China Bistro, Inc.*	7,072	161,807
Papa John's International, Inc.*	6,912	158,077
Peet's Coffee & Tea, Inc.* (a)	4,800	103,776
Pinnacle Entertainment, Inc.* (a)	17,900	126,016
Red Robin Gourmet Burgers, Inc.*	4,900	86,387
Rick's Cabaret International, Inc.*	2,600	11,804
Riviera Holdings Corp.*	3,300	3,366
Ruby Tuesday, Inc.*	15,421	45,029
Ruth's Hospitality Group, Inc.*	7,200	8,712
Shuffle Master, Inc.*	15,225	43,696
Six Flags, Inc.*	30,300	8,181
Sonic Corp.*	18,900	189,378
Speedway Motorsports, Inc.	4,154	49,100
Texas Roadhouse, Inc. "A"* (a)	16,700	159,151
The Cheesecake Factory, Inc.*	18,500	211,825
The Steak n Shake Co.*	10,675	80,810
Town Sports International Holdings, Inc.*	6,800	20,332
Vail Resorts, Inc.* (a)	9,500	194,085
Wendy's/Arby's Group, Inc. "A"	125,000	628,750
WMS Industries, Inc.* (a)	13,650	285,422

		5,427,326
Household Durables 0.9%
American Greetings Corp. "A"	15,100	76,406
Beazer Homes USA, Inc.* (a)	12,000	12,120

Blyth, Inc.	2,000	52,260
Brookfield Homes Corp. (a)	4,484	15,470
Cavco Industries, Inc.*	1,600	37,760
Champion Enterprises, Inc.*	21,800	10,464
CSS Industries, Inc.	1,650	28,050
Ethan Allen Interiors, Inc.	7,400	83,324
Furniture Brands International, Inc.	12,800	18,816
Helen of Troy Ltd.*	9,500	130,625
Hooker Furniture Corp.	4,000	33,760
Hovnanian Enterprises, Inc. "A"*	14,000	21,840
iRobot Corp.* (a)	6,600	50,160
La-Z-Boy, Inc.	14,500	18,125
Libbey, Inc.	5,200	4,784
M/I Homes, Inc.	5,000	34,950
Meritage Homes Corp.*	9,400	107,348
National Presto Industries, Inc.	1,700	103,717
Palm Harbor Homes, Inc.*	3,050	6,802
Russ Berrie & Co., Inc.*	3,900	5,148
Ryland Group, Inc.	12,900	214,914
Sealy Corp.* (a)	11,200	16,688
Skyline Corp.	2,900	55,129
Standard Pacific Corp.*	39,100	34,408
Tempur-Pedic International, Inc.	22,241	162,359
Tupperware Brands Corp.	19,590	332,834
Universal Electronics, Inc.*	5,141	93,052

		1,761,313
Internet & Catalog Retail 0.6%
1-800 FLOWERS.COM, Inc. "A"*	9,500	19,665
Bidz.com, Inc.*	2,700	10,854
Blue Nile, Inc.* (a)	4,700	141,705
drugstore.com, Inc.*	19,900	23,283
Gaiam, Inc. "A"*	6,600	21,648
Netflix, Inc.* (a)	12,571	539,547
NutriSystem, Inc. (a)	9,000	128,430
Orbitz Worldwide, Inc.* (a)	10,100	13,029
Overstock.com, Inc.* (a)	5,200	47,580
PetMed Express, Inc.*	7,700	126,896
Shutterfly, Inc.*	7,100	66,527
Stamps.com, Inc.*	5,300	51,410

		1,190,574
Leisure Equipment & Products 0.5%
Brunswick Corp.	28,100	96,945
Callaway Golf Co.	20,620	148,052
JAKKS Pacific, Inc.*	8,400	103,740
Leapfrog Enterprises, Inc.*	11,900	16,422
Marine Products Corp.	3,050	12,932
Nautilus, Inc.*	9,575	6,032
Polaris Industries, Inc. (a)	10,100	216,544
Pool Corp.	15,100	202,340
RC2 Corp.*	6,419	33,828
Smith & Wesson Holding Corp.* (a)	13,700	82,474
Steinway Musical Instruments, Inc.*	2,800	33,516

		952,825

Media 1.0%
AH Belo Corp. "A"	9,040	8,859
Arbitron, Inc.	8,600	129,086
Belo Corp. "A"	24,700	15,067
Charter Communications, Inc. "A"*	128,100	2,664
Cinemark Holdings, Inc.	7,800	73,242
CKX, Inc.*	15,000	61,500
Cox Radio, Inc. "A"*	9,300	38,130
Crown Media Holdings, Inc.* (a)	4,100	8,364
Cumulus Media, Inc. "A"*	11,400	11,514
Dolan Media* (a)	9,300	73,191
Entercom Communications Corp.	9,000	9,900
Entravision Communications Corp. "A"*	17,800	4,628
Fisher Communications, Inc.	1,500	14,640
Global Sources Ltd.*	4,280	16,650
Global Traffic Network, Inc.*	2,300	6,969
Gray Television, Inc.	10,200	3,264
Harte-Hanks, Inc.	9,800	52,430
Interactive Data Corp.	11,200	278,432
Journal Communications, Inc. "A"	10,000	7,500
Knology, Inc.*	7,900	32,548
Lee Enterprises, Inc. (a)	17,800	4,984
Lin TV Corp. "A"*	7,600	8,512
Live Nation, Inc.*	23,900	63,813
Martha Stewart Living Omnimedia, Inc. "A"*	9,422	23,461
Marvel Entertainment, Inc.*	15,400	408,870
McClatchy Co. "A" (a)	18,900	9,261
Media General, Inc. "A" (a)	6,400	12,288
Mediacom Communications Corp. "A"*	14,100	56,823
National CineMedia, Inc.	14,100	185,838
Outdoor Channel Holdings, Inc.*	2,900	19,778
Playboy Enterprises, Inc. "B"*	9,760	19,227
PRIMEDIA, Inc.	11,400	28,158
RCN Corp.*	13,300	49,210
RHI Entertainment, Inc*	4,300	6,536
Scholastic Corp.	7,400	111,518
Sinclair Broadcast Group, Inc. "A"	18,918	19,486
Valassis Communications, Inc.*	14,200	22,294
Value Line, Inc.	200	5,468
World Wrestling Entertainment, Inc. (a)	8,322	96,036

		2,000,139
Multiline Retail 0.2%
99 Cents Only Stores*	14,500	133,980
Dillard's, Inc. "A"	17,800	101,460
Fred's, Inc.	13,868	156,431
Retail Ventures, Inc.*	11,500	17,480
Tuesday Morning Corp.*	11,900	15,113

		424,464
Specialty Retail 3.2%
Aaron Rents, Inc.	14,050	374,573
Aeropostale, Inc.*	21,000	557,760
America's Car-Mart, Inc.*	3,800	51,642
Asbury Automotive Group, Inc.	9,200	39,652
bebe stores, inc.	13,800	92,046
Big 5 Sporting Goods Corp.	6,900	40,503
Blockbuster, Inc. "A"*	54,400	39,168

Borders Group, Inc.*	18,600	11,718
Brown Shoe Co., Inc.	14,625	54,844
Build-A-Bear Workshop, Inc.*	6,100	37,027
Cabela's, Inc. "A"*	10,500	95,655
Cache, Inc.*	5,050	14,544
Casual Male Retail Group, Inc.*	13,600	6,664
Cato Corp. "A"	9,150	167,262
Charlotte Russe Holding, Inc.*	7,600	61,940
Charming Shoppes, Inc.*	39,600	55,440
Chico's FAS, Inc.*	54,700	293,739
Children's Place Retail Stores, Inc.*	7,100	155,419
Christopher & Banks Corp.	9,475	38,753
Citi Trends, Inc.*	5,200	119,028
Coldwater Creek, Inc.*	20,200	50,702
Collective Brands, Inc.*	19,900	193,826
Conn's, Inc.* (a)	3,400	47,736
Dress Barn, Inc.* (a)	14,200	174,518
DSW, Inc. "A"*	4,100	38,089
Genesco, Inc.*	6,051	113,940
Group 1 Automotive, Inc. (a)	6,700	93,599
Gymboree Corp.*	9,000	192,150
Haverty Furniture Companies, Inc. (a)	7,400	77,922
hhgregg, Inc.*	4,700	66,505
Hibbett Sports, Inc.*	9,005	173,076
Hot Topic, Inc.*	13,775	154,142
J. Crew Group, Inc.* (a)	13,400	176,612
Jo-Ann Stores, Inc.*	8,002	130,753
Jos. A. Bank Clothiers, Inc.*	5,721	159,101
Lumber Liquidators, Inc.*	3,900	49,725
MarineMax, Inc.*	6,900	13,524
Midas, Inc.*	5,300	41,976
Monro Muffler Brake, Inc.	5,675	155,098
New York & Co., Inc.*	5,323	18,897
Pacific Sunwear of California, Inc.*	21,100	35,026
Pier 1 Imports, Inc.*	27,400	15,344
Rent-A-Center, Inc.*	21,100	408,707
REX Stores Corp.*	1,400	15,008
Sally Beauty Holdings, Inc.* (a)	29,800	169,264
Shoe Carnival, Inc.*	3,800	39,330
Sonic Automotive, Inc. "A"	8,000	12,800
Stage Stores, Inc.	11,465	115,567
Stein Mart, Inc.*	9,996	28,888
Systemax, Inc.*	3,900	50,388
Talbots, Inc. (a)	7,500	26,325
The Buckle, Inc. (a)	7,108	226,959
The Finish Line, Inc. "A"	13,407	88,754
The Men's Wearhouse, Inc.	15,800	239,212
The Pep Boys- Manny, Moe & Jack (a)	11,800	52,038
The Wet Seal, Inc. "A"*	31,600	106,176
Tractor Supply Co.*	10,200	367,812
Tween Brands, Inc.*	7,644	16,358
Ulta Salon, Cosmetics & Fragrance, Inc.*	5,100	33,762
Zale Corp.*	9,800	19,110
Zumiez, Inc.*	5,600	54,320

		6,550,416

Textiles, Apparel & Luxury Goods 1.5%
American Apparel, Inc.*	9,000	26,280
Carter's, Inc.*	17,600	331,056
Cherokee, Inc.	3,300	51,480
Columbia Sportswear Co.	3,900	116,688
Crocs, Inc.* (a)	25,100	29,869
Deckers Outdoor Corp.*	4,100	217,464
FGX International Holdings Ltd.*	3,700	42,994
Fossil, Inc.*	14,300	224,510
Fuqi International, Inc.*	4,300	20,210
G-III Apparel Group Ltd.*	4,900	27,048
Iconix Brand Group, Inc.*	18,200	161,070
K-Swiss, Inc. "A"	9,300	79,422
Kenneth Cole Productions, Inc. "A"	3,944	25,202
Lululemon Athletica, Inc.* (a)	7,300	63,218
Maidenform Brands, Inc.*	8,408	77,017
Movado Group, Inc.	5,700	42,978
Oxford Industries, Inc.	5,500	33,935
Perry Ellis International, Inc.*	4,600	15,916
Quiksilver, Inc.*	38,400	49,152
Skechers USA, Inc. "A"*	9,689	64,626
Steven Madden Ltd.*	5,600	105,168
The Warnaco Group, Inc.*	14,200	340,800
Timberland Co. "A"*	14,200	169,548
True Religion Apparel, Inc.*	5,400	63,774
Under Armour, Inc. "A"* (a)	10,200	167,586
Unifi, Inc.*	11,400	7,296
UniFirst Corp.	4,400	122,496
Volcom, Inc.*	6,000	58,200
Weyco Group, Inc.	1,900	49,248
Wolverine World Wide, Inc.	15,300	238,374

		3,022,625
Consumer Staples 4.0%
Beverages 0.1%
Boston Beer Co., Inc. "A"*	3,000	62,580
Coca-Cola Bottling Co.	1,300	67,665
National Beverage Corp.*	3,820	35,029

		165,274
Food & Staples Retailing 1.0%
Arden Group, Inc. "A"	300	35,052
Casey's General Stores, Inc.	16,686	444,849
Great Atlantic & Pacific Tea Co., Inc.* (a)	11,140	59,153
Ingles Markets, Inc. "A"	4,700	70,171
Nash Finch Co.	4,400	123,596
Pantry, Inc.*	7,000	123,270
PriceSmart, Inc.	5,200	93,652
Ruddick Corp.	13,300	298,585
Spartan Stores, Inc.	7,400	114,034
Susser Holdings Corp.*	2,000	26,880
The Andersons, Inc. (a)	6,400	90,496
United Natural Foods, Inc.*	14,465	274,401
Village Super Market, Inc. "A"	1,600	49,872
Weis Markets, Inc.	3,000	93,120

Winn-Dixie Stores, Inc.*	18,000	172,080

		2,069,211
Food Products 2.1%
AgFeed Industries, Inc.*	7,000	15,820
Alico, Inc.	900	21,600
American Dairy, Inc.* (a)	1,800	30,438
B&G Foods, Inc. "A"	4,500	23,400
Cal-Maine Foods, Inc.	3,700	82,843
Calavo Growers, Inc.	2,100	25,242
Chiquita Brands International, Inc.* (a)	13,300	88,179
Darling International, Inc.*	25,800	95,718
Diamond Foods, Inc.	5,500	153,615
Farmer Brothers Co.	1,600	28,480
Flowers Foods, Inc.	24,405	573,029
Fresh Del Monte Produce, Inc.*	12,900	211,818
Green Mountain Coffee Roasters, Inc.* (a)	5,500	264,000
Griffin Land & Nurseries, Inc.	800	28,000
Hain Celestial Group, Inc.*	13,682	194,832
HQ Sustainable Maritime Industries, Inc.*	3,000	22,950
Imperial Sugar Co.	4,300	30,917
J & J Snack Foods Corp.	4,100	141,819
Lancaster Colony Corp.	6,500	269,620
Lance, Inc.	9,000	187,380
Omega Protein Corp.*	6,600	17,424
Ralcorp Holdings, Inc.*	17,760	956,909
Reddy Ice Holdings, Inc.	6,780	9,967
Sanderson Farms, Inc.	6,350	238,442
Smart Balance, Inc.* (a)	18,100	109,324
Synutra International, Inc.* (a)	2,900	23,809
Tootsie Roll Industries, Inc.	8,576	186,266
TreeHouse Foods, Inc.*	9,600	276,384
Zhongpin, Inc.*	6,900	61,272

		4,369,497
Household Products 0.1%
Central Garden & Pet Co. "A"*	20,300	152,656
WD-40 Co.	5,300	127,942

		280,598
Personal Products 0.4%
American Oriental Bioengineering, Inc.* (a)	21,000	81,060
Chattem, Inc.* (a)	5,700	319,485
China Sky One Medical, Inc.*	2,100	24,150
Elizabeth Arden, Inc.*	7,500	43,725
Inter Parfums, Inc.	5,250	30,607
Mannatech, Inc. (a)	6,100	20,313
Nu Skin Enterprises, Inc. "A"	14,244	149,420
Prestige Brands Holdings, Inc.*	11,860	61,435
USANA Health Sciences, Inc.*	2,500	55,900

		786,095
Tobacco 0.3%
Alliance One International, Inc.*	28,500	109,440
Star Scientific, Inc.* (a)	23,100	98,868
Universal Corp.	7,768	232,419
Vector Group Ltd.	11,261	146,280

		587,007

Energy 4.1%
Energy Equipment & Services 1.2%
Allis-Chalmers Energy, Inc.*	8,200	15,826
Basic Energy Services, Inc.*	14,100	91,227
Bolt Technology Corp.*	3,400	24,174
Bristow Group, Inc.* (a)	7,600	162,868
Bronco Drilling Co., Inc.*	8,067	42,432
Cal Dive International, Inc.* (a)	12,662	85,722
CARBO Ceramics, Inc. (a)	6,300	179,172
Complete Production Services, Inc.*	15,400	47,432
Dawson Geophysical Co.*	3,000	40,500
Dril-Quip, Inc.*	9,400	288,580
ENGlobal Corp.*	9,400	42,676
Geokinetics, Inc.*	2,700	8,829
Gulf Island Fabrication, Inc.	4,600	36,846
GulfMark Offshore, Inc.*	6,900	164,634
Hornbeck Offshore Services, Inc.*	6,900	105,156
ION Geophysical Corp.*	30,700	47,892
Lufkin Industries, Inc.	5,200	196,976
Matrix Service Co.*	8,700	71,514
Mitcham Industries, Inc.*	3,900	14,859
NATCO Group, Inc. "A"*	6,000	113,580
Natural Gas Services Group*	4,400	39,600
Newpark Resources, Inc.*	30,025	75,963
OYO Geospace Corp.*	1,400	18,284
Parker Drilling Co.*	33,900	62,376
PHI, Inc. (Non Voting)*	3,600	35,928
Pioneer Drilling Co.*	14,900	48,872
RPC, Inc.	8,850	58,676
SulphCo, Inc.* (a)	11,000	11,770
Superior Well Services, Inc.*	5,048	25,896
T-3 Energy Services, Inc.*	4,800	56,544
Trico Marine Services, Inc.* (a)	3,900	8,190
Union Drilling, Inc.*	5,000	19,000
Willbros Group, Inc.*	12,400	120,280

		2,362,274
Oil, Gas & Consumable Fuels 2.9%
Abraxas Petroleum Corp.*	15,500	15,965
Alon USA Energy, Inc.	3,277	44,895
American Oil & Gas, Inc.*	14,300	11,011
APCO Argentina, Inc.	2,100	23,142
Approach Resources, Inc.*	3,500	21,700
Arena Resources, Inc.*	11,800	300,664
Atlas America, Inc.	11,797	103,224
ATP Oil & Gas Corp.*	10,142	52,029
Berry Petroleum Co. "A"	13,100	143,576
Bill Barrett Corp.*	11,160	248,198
BMB Munai, Inc.* (a)	14,600	8,468
BPZ Resources, Inc.* (a)	20,400	75,480
Brigham Exploration Co.*	17,200	32,680
Callon Petroleum Co.*	9,500	10,355
Cano Petroleum, Inc.*	13,300	5,719
Carrizo Oil & Gas, Inc.* (a)	8,584	76,226
Cheniere Energy, Inc.* (a)	17,000	72,420

Clayton Williams Energy, Inc.*	2,000	58,480
Clean Energy Fuels Corp.* (a)	9,000	54,810
Comstock Resources, Inc.*	14,424	429,835
Concho Resources, Inc.*	17,500	447,825
Contango Oil & Gas Co.*	4,100	160,720
Crosstex Energy, Inc. (a)	15,100	24,764
CVR Energy, Inc.*	6,453	35,750
Delek US Holdings, Inc.	2,600	26,936
Delta Petroleum Corp.* (a)	19,100	22,920
DHT Maritime, Inc. (a)	12,800	49,152
Double Eagle Petroleum Co.*	3,600	18,612
Endeavour International Corp.*	42,500	36,975
Energy XXI (Bermuda) Ltd.	37,800	14,175
Evergreen Energy, Inc.*	32,100	44,683
EXCO Resources, Inc.*	47,100	471,000
FX Energy, Inc.* (a)	14,700	40,866
Gasco Energy, Inc.*	32,800	12,792
General Maritime Corp.	14,384	100,688
GeoGlobal Resources, Inc.* (a)	9,700	6,984
Geomet, Inc.*	3,700	2,146
GeoResources, Inc.*	2,400	16,128
GMX Resources, Inc.*	5,665	36,823
Golar LNG Ltd.	11,000	37,730
Goodrich Petroleum Corp.*	6,915	133,874
Gran Tierra Energy, Inc.*	68,100	170,931
Gulfport Energy Corp.* (a)	8,000	18,560
Harvest Natural Resources, Inc.*	12,100	41,019
Houston American Energy Corp.	5,900	10,974
International Coal Group, Inc.* (a)	39,100	62,951
James River Coal Co.*	8,600	106,124
Knightsbridge Tankers Ltd.	6,100	88,755
McMoRan Exploration Co.*	18,400	86,480
Meridian Resource Corp.*	29,300	6,153
National Coal Corp.*	9,100	12,376
Nordic American Tanker Shipping Ltd. (a)	12,000	351,600
Northern Oil and Gas, Inc.*	7,300	26,280
Oilsands Quest, Inc.*	49,700	35,784
Pacific Ethanol, Inc.*	18,310	6,042
Panhandle Oil & Gas, Inc.	1,800	30,816
Parallel Petroleum Corp.*	13,200	16,896
Penn Virginia Corp.	12,800	140,544
Petroleum Development Corp.*	5,078	59,971
PetroQuest Energy, Inc.*	13,600	32,640
Quest Resource Corp.*	7,600	2,379
RAM Energy Resources, Inc.*	14,800	10,804
Rentech, Inc.*	54,400	29,920
Rex Energy Corp.*	5,900	16,933
Rosetta Resources, Inc.*	15,752	77,972
Ship Finance International Ltd. (a)	13,300	87,248
Stone Energy Corp.*	9,421	31,372
Swift Energy Co.*	9,220	67,306
Teekay Tankers Ltd. "A"	5,000	47,550
Toreador Resources Corp.*	6,100	15,311
Tri-Valley Corp.* (a)	8,800	10,032
TXCO Resources, Inc.*	12,300	5,068

Uranium Resources, Inc.*	16,600	7,802
USEC, Inc.* (a)	33,333	159,998
VAALCO Energy, Inc.*	18,700	98,923
Venoco, Inc.*	5,800	19,024
Warren Resources, Inc.*	17,900	17,184
Western Refining, Inc.	9,100	108,654
Westmoreland Coal Co.*	2,300	16,491
World Fuel Services Corp.	9,100	287,833

		5,953,120
Financials 20.0%
Capital Markets 1.7%
Ares Capital Corp.	32,800	158,752
BGC Partners, Inc. "A"	10,600	23,426
BlackRock Kelso Capital Corp.	3,000	12,570
Calamos Asset Management, Inc. "A"	7,600	36,556
Capital Southwest Corp.	900	68,751
Cohen & Steers, Inc. (a)	5,400	60,264
Diamond Hill Investment Group*	500	19,660
Epoch Holding Corp.	2,400	16,488
Evercore Partners, Inc. "A" (a)	3,800	58,710
FBR Capital Markets Corp.*	9,200	30,268
FCStone Group, Inc.*	8,650	19,722
GAMCO Investors, Inc. "A"	2,700	88,155
GFI Group, Inc.	19,760	63,429
Gladstone Capital Corp. (a)	5,900	36,934
Gladstone Investment Corp.	4,400	16,808
Greenhill & Co., Inc.	5,749	424,564
Harris & Harris Group, Inc.*	9,500	35,150
Hercules Technology Growth Capital, Inc.	13,094	65,470
International Assets Holding Corp.*	900	9,171
KBW, Inc.*	8,000	162,800
Knight Capital Group, Inc. "A"*	29,700	437,778
Kohlberg Capital Corp.	6,800	20,808
LaBranche & Co., Inc.*	17,800	66,572
Ladenburg Thalmann Financial Services, Inc.*	23,900	12,667
MCG Capital Corp.	26,800	34,304
MVC Capital, Inc.	8,300	69,803
NGP Capital Resources Co.	8,200	40,754
optionsXpress Holdings, Inc.	14,510	164,979
Patriot Capital Funding, Inc.	8,400	15,372
PennantPark Investment Corp.	4,400	16,500
Penson Worldwide, Inc.*	6,200	39,866
Piper Jaffray Companies, Inc.*	5,794	149,427
Prospect Capital Corp.	9,600	81,792
Pzena Investment Management, Inc. "A"	2,800	5,348
Riskmetrics Group, Inc.* (a)	6,200	88,598
Sanders Morris Harris Group, Inc.	4,800	18,720
Stifel Financial Corp.*	8,545	370,084
SWS Group, Inc.	8,166	126,818
Teton Advisors, Inc.*	40	0
thinkorswim Group, Inc.*	16,000	138,240
Thomas Weisel Partners Group, Inc.*	4,900	17,542
TradeStation Group, Inc.*	11,500	75,900
US Global Investors, Inc. "A"	4,700	22,889

Virtus Investment Partners, Inc.*	1,760	11,458
Westwood Holdings Group, Inc.	1,200	46,908

		3,480,775
Commercial Banks 6.3%
1st Source Corp.	4,249	76,694
AMCORE Financial, Inc.	7,656	12,250
Ameris Bancorp.	3,460	16,297
Ames National Corp.	1,600	27,344
Arrow Financial Corp.	2,300	54,487
BancFirst Corp.	2,000	72,800
Banco Latinoamericano de Exportaciones SA "E"	9,600	89,952
BancTrust Financial Group, Inc. (a)	4,800	30,384
Bank of the Ozarks, Inc.	4,500	103,860
Banner Corp. (a)	5,700	16,587
Boston Private Financial Holdings, Inc.	19,256	67,589
Bryn Mawr Bank Corp.	1,500	25,275
Camden National Corp.	2,000	45,700
Capital City Bank Group, Inc. (a)	3,143	36,019
Capitol Bancorp., Ltd. (a)	5,600	23,240
Cardinal Financial Corp.	5,900	33,866
Cascade Bancorp. (a)	8,225	13,407
Cathay General Bancorp. (a)	16,436	171,427
Centerstate Banks of Florida, Inc. (a)	2,000	22,020
Central Pacific Financial Corp. (a)	10,212	57,187
Chemical Financial Corp. (a)	8,244	171,558
Citizens & Northern Corp.	2,100	38,829
Citizens Republic Bancorp., Inc.*	38,920	60,326
City Bank (a)	5,161	17,031
City Holding Co.	5,600	152,824
CoBiz Financial, Inc.	4,900	25,725
Colonial BancGroup, Inc. (a)	60,200	54,180
Columbia Banking System, Inc.	6,718	42,995
Community Bank System, Inc. (a)	10,300	172,525
Community Trust Bancorp., Inc.	4,329	115,801
CVB Financial Corp. (a)	22,684	150,395
East West Bancorp., Inc.	20,000	91,400
Enterprise Financial Services Corp.	2,541	24,800
Farmers Capital Bank Corp.	1,600	25,072
Financial Institutions, Inc.	2,600	19,812
First BanCorp. - North Carolina	3,750	44,887
First BanCorp. - Puerto Rico (a)	22,500	95,850
First Bancorp., Inc.	2,100	33,306
First Busey Corp. (a)	7,700	59,752
First Commonwealth Financial Corp.	28,782	255,296
First Community Bancshares, Inc.	2,649	30,914
First Financial Bancorp.	10,542	100,465
First Financial Bankshares, Inc.	6,986	336,516
First Financial Corp. - Indiana	3,310	122,139
First Merchants Corp.	6,628	71,516
First Midwest Bancorp., Inc.	16,500	141,735
First South Bancorp., Inc.	2,000	21,240
FirstMerit Corp. (a)	25,500	464,100
FNB Corp. (a)	28,959	222,115
Frontier Financial Corp. (a)	16,630	18,293
Glacier Bancorp., Inc. (a)	20,337	319,494

Greene Bancshares, Inc. (a)	4,787	42,126
Guaranty Bancorp.*	14,800	25,900
Hancock Holding Co.	8,800	275,264
Hanmi Financial Corp.	14,642	19,035
Harleysville National Corp.	13,130	79,568
Heartland Financial USA, Inc. (a)	3,450	46,713
Heritage Commerce Corp.	4,400	23,100
Home Bancshares, Inc.	3,656	73,010
IBERIABANK Corp.	5,392	247,708
Independent Bank Corp. - Massachusetts	5,900	87,025
Integra Bank Corp.	5,022	9,492
International Bancshares Corp. (a)	17,410	135,798
Investors Bancorp., Inc.*	15,600	132,132
Lakeland Bancorp., Inc.	5,285	42,438
Lakeland Financial Corp.	3,200	61,408
MainSource Financial Group, Inc.	7,158	57,550
MB Financial, Inc.	11,872	161,459
Midwest Banc Holdings, Inc. (a)	5,200	5,252
Nara Bancorp., Inc.	8,300	24,402
National Penn Bancshares, Inc. (a)	26,874	223,054
NBT Bancorp., Inc.	10,797	233,647
Northfield Bancorp., Inc.	4,163	45,502
Old National Bancorp. (a)	20,902	233,475
Old Second Bancorp., Inc. (a)	5,098	32,372
Oriental Financial Group, Inc.	8,742	42,661
Pacific Capital Bancorp.	15,644	105,910
Pacific Continental Corp.	2,400	27,936
PacWest Bancorp.	8,826	126,477
Park National Corp. (a)	3,750	209,062
Peapack-Gladstone Financial Corp.	2,100	37,863
Pennsylvania Commerce Bancorp., Inc.*	1,100	20,240
Peoples Bancorp., Inc.	3,595	46,663
Pinnacle Financial Partners, Inc.*	6,800	161,228
PremierWest Bancorp.	4,935	19,839
PrivateBancorp., Inc. (a)	7,400	107,004
Prosperity Bancshares, Inc.	12,400	339,140
Provident Bankshares Corp.	10,497	74,004
Renasant Corp.	5,800	72,848
Republic Bancorp., Inc. "A" (a)	2,736	51,081
S&T Bancorp., Inc. (a)	8,160	173,074
S.Y. Bancorp., Inc.	3,760	91,368
Sandy Spring Bancorp., Inc. (a)	6,000	66,960
Santander BanCorp.	884	6,966
SCBT Financial Corp.	3,093	64,644
Seacoast Banking Corp. of Florida (a)	6,260	18,968
Shore Bancshares, Inc.	2,000	33,500
Sierra Bancorp. (a)	1,800	17,514
Signature Bank*	11,800	333,114
Simmons First National Corp. "A"	4,000	100,760
Smithtown Bancorp., Inc.	2,300	25,944
South Financial Group, Inc.	22,400	24,640
Southside Bancshares, Inc.	4,683	88,509
Southwest Bancorp., Inc.	3,800	35,644
State Bancorp., Inc.	3,400	26,180
StellarOne Corp.	6,300	75,033

Sterling Bancorp.	6,918	68,488
Sterling Bancshares, Inc.	25,537	167,012
Sterling Financial Corp. - Washington (a)	17,611	36,455
Suffolk Bancorp.	2,600	67,574
Sun Bancorp., Inc.*	3,627	18,824
Susquehanna Bancshares, Inc.	28,790	268,611
SVB Financial Group* (a)	9,400	188,094
Texas Capital Bancshares, Inc.*	8,400	94,584
Tompkins Financial Corp.	2,210	95,030
TowneBank (a)	6,000	97,980
TriCo Bancshares	3,900	65,286
Trustmark Corp. (a)	15,600	286,728
UCBH Holdings, Inc. (a)	37,100	56,021
UMB Financial Corp.	10,284	436,967
Umpqua Holdings Corp. (a)	20,493	185,667
Union Bankshares Corp.	3,800	52,630
United Bankshares, Inc. (a)	12,800	220,672
United Community Banks, Inc. (a)	14,427	60,017
United Securities Bancshares (a)	1,830	13,469
Univest Corp. of Pennsylvania	3,750	65,625
W Holding Co., Inc.	526	4,781
Washington Trust Bancorp., Inc.	3,500	56,875
WesBanco, Inc.	7,900	180,357
West Bancorp., Inc.	4,500	33,525
West Coast Bancorp.	6,600	14,652
Westamerica Bancorp.	9,100	414,596
Western Alliance Bancorp.* (a)	5,939	27,082
Wilshire Bancorp., Inc.	7,300	37,668
Wintrust Financial Corp.	8,350	102,705
Yadkin Valley Financial Corp.	2,700	20,115

		12,877,570
Consumer Finance 0.4%
Advance America Cash Advance Centers, Inc.	16,950	28,645
Advanta Corp. "B"	13,950	9,207
Cash America International, Inc.	9,000	140,940
CompuCredit Corp.* (a)	5,893	14,438
Credit Acceptance Corp.* (a)	2,037	43,775
Dollar Financial Corp.*	8,600	81,872
EZCORP, Inc. "A"*	14,400	166,608
First Cash Financial Services, Inc.*	6,300	93,996
Nelnet, Inc. "A"*	4,900	43,316
The First Marblehead Corp.*	19,100	24,639
World Acceptance Corp.*	5,100	87,210

		734,646
Diversified Financial Services 0.6%
Ampal-American Israel Corp. "A"*	3,700	6,327
Asset Acceptance Capital Corp.*	4,934	26,200
Compass Diversified Holdings	9,200	82,064
Encore Capital Group, Inc.*	3,400	15,402
Financial Federal Corp.	7,850	166,263
Interactive Brokers Group, Inc. "A"*	12,300	198,399
Life Partners Holdings, Inc.	2,325	39,664
MarketAxess Holdings, Inc.*	11,200	85,568
Medallion Financial Corp.	2,900	21,489
NewStar Financial, Inc.*	5,300	12,296

PHH Corp.*	16,500	231,825
PICO Holdings, Inc.*	5,200	156,364
Portfolio Recovery Associates, Inc.* (a)	4,900	131,516
Primus Guaranty Ltd.* (a)	11,200	17,584
Resource America, Inc.	4,300	17,157

		1,208,118
Insurance 4.2%
Ambac Financial Group, Inc. (a)	85,500	66,690
American Equity Investment Life Holding Co.	16,772	69,772
American Physicians Capital, Inc.	2,700	110,484
American Safety Insurance Holdings Ltd.*	4,600	52,946
Amerisafe, Inc.*	6,700	102,644
AmTrust Financial Services, Inc.	5,300	50,615
Argo Group International Holdings Ltd.*	9,415	283,674
Aspen Insurance Holdings Ltd.	26,900	604,174
Assured Guaranty Ltd.	17,100	115,767
Baldwin & Lyons, Inc.	1,825	34,529
Citizens, Inc.* (a)	10,900	79,243
CNA Surety Corp.*	4,750	87,590
Crawford & Co. "B"* (a)	7,300	49,056
Delphi Financial Group, Inc. "A"	13,031	175,397
Donegal Group, Inc. "A"	2,766	42,513
eHealth, Inc.*	8,600	137,686
EMC Insurance Group, Inc.	1,300	27,391
Employers Holdings, Inc.	16,900	161,226
Enstar Group Ltd.*	1,800	101,376
FBL Financial Group, Inc. "A"	3,216	13,346
First Acceptance Corp.*	3,005	7,272
First Mercury Financial Corp.*	5,500	79,420
Flagstone Reinsurance Holdings Ltd.	7,900	61,541
FPIC Insurance Group, Inc.*	3,100	114,793
Greenlight Capital Re Ltd. "A"*	9,800	156,506
Harleysville Group, Inc.	4,500	143,145
Hilltop Holdings, Inc.*	12,926	147,356
Horace Mann Educators Corp.	12,768	106,868
Independence Holding Co.	440	2,204
Infinity Property & Casualty Corp.	5,000	169,650
IPC Holdings Ltd.	17,693	478,419
Kansas City Life Insurance Co.	1,100	39,435
Maiden Holdings Ltd.	13,100	58,557
Max Capital Group Ltd.	17,800	306,872
Meadowbrook Insurance Group, Inc.	15,952	97,307
Montpelier Re Holdings Ltd.	29,000	375,840
National Financial Partners Corp.	11,800	37,760
National Interstate Corp.	2,269	38,369
National Western Life Insurance Co. "A"	700	79,100
Navigators Group, Inc.*	4,200	198,156
NYMAGIC, Inc.	900	10,980
Odyssey Re Holdings Corp.	6,969	264,334
Phoenix Companies, Inc.	35,200	41,184
Platinum Underwriters Holdings Ltd.	16,800	476,448
PMA Capital Corp. "A"*	11,800	49,206
Presidential Life Corp.	6,200	48,298
ProAssurance Corp.*	9,927	462,797
RLI Corp.	5,900	296,180

Safety Insurance Group, Inc.	5,400	167,832
Seabright Insurance Holdings*	7,612	79,622
Selective Insurance Group, Inc.	17,700	215,232
State Auto Financial Corp.	4,000	70,400
Stewart Information Services Corp.	5,400	105,300
Tower Group, Inc.	11,306	278,467
United America Indemnity Ltd. "A"*	7,000	28,140
United Fire & Casualty Co.	6,900	151,524
Validus Holdings Ltd.	20,300	480,704
Zenith National Insurance Corp.	11,450	276,060

		8,567,397
Real Estate Investment Trusts 5.2%
Acadia Realty Trust (REIT)	11,302	119,914
Agree Realty Corp. (REIT)	2,900	45,501
Alexander's, Inc. (REIT)	700	119,266
American Campus Communities, Inc. (REIT)	13,028	226,166
American Capital Agency Corp.	3,100	53,041
Anthracite Capital, Inc. (REIT) (a)	17,800	6,052
Anworth Mortgage Asset Corp. (REIT)	31,900	195,547
Arbor Realty Trust, Inc. (REIT) (a)	5,700	4,104
Ashford Hospitality Trust (REIT)	34,732	53,487
Associated Estates Realty Corp. (REIT)	6,000	34,080
BioMed Realty Trust, Inc. (REIT)	24,800	167,896
Capital Trust, Inc. "A" (REIT)	4,400	4,840
CapLease, Inc. (REIT)	14,300	28,171
Capstead Mortgage Corp. (REIT)	19,900	213,726
Care Investment Trust, Inc. (REIT)	2,100	11,466
Cedar Shopping Centers, Inc. (REIT)	14,100	24,534
Chimera Investment Corp. (REIT)	41,889	140,747
Cogdell Spencer, Inc. (REIT)	2,000	10,200
Colonial Properties Trust (REIT) (a)	13,600	51,816
Corporate Office Properties Trust (REIT)	13,000	322,790
Cousins Properties, Inc. (REIT)	13,700	88,228
DCT Industrial Trust, Inc. (REIT)	54,200	171,814
DiamondRock Hospitality Co. (REIT)	29,900	119,899
DuPont Fabros Technology, Inc. (REIT)	3,713	25,545
EastGroup Properties, Inc. (REIT)	7,800	218,946
Education Realty Trust, Inc. (REIT)	10,890	38,006
Entertainment Properties Trust (REIT)	10,153	160,011
Equity Lifestyle Properties, Inc. (REIT)	6,400	243,840
Equity One, Inc. (REIT) (a)	9,850	120,072
Extra Space Storage, Inc. (REIT)	28,900	159,239
FelCor Lodging Trust, Inc. (REIT)	19,831	26,970
First Industrial Realty Trust, Inc. (REIT) (a)	13,600	33,320
First Potomac Realty Trust (REIT)	9,200	67,620
Franklin Street Properties Corp. (REIT)	19,819	243,774
Friedman, Billings, Ramsey Group, Inc. "A" (REIT)*	42,400	8,480
Getty Realty Corp. (REIT)	4,900	89,915
Glimcher Realty Trust (REIT)	12,600	17,640
Gramercy Capital Corp. (REIT)	11,990	11,630
Hatteras Financial Corp. (REIT)	4,900	122,451
Healthcare Realty Trust, Inc. (REIT)	18,500	277,315
Hersha Hospitality Trust (REIT)	16,000	30,400
Highwoods Properties, Inc. (REIT)	19,825	424,651
Home Properties, Inc. (REIT) (a)	9,700	297,305

Inland Real Estate Corp. (REIT)	20,100	142,509
Investors Real Estate Trust (REIT)	16,700	164,662
Jer Investors Trust, Inc. (REIT) (a)	1	1
Kite Realty Group Trust (REIT)	5,800	14,210
LaSalle Hotel Properties (REIT)	11,800	68,912
Lexington Realty Trust (REIT)	26,480	63,022
LTC Properties, Inc. (REIT)	8,200	143,828
Maguire Properties, Inc. (REIT)*	11,000	7,920
Medical Properties Trust, Inc. (REIT) (a)	25,646	93,608
MFA Financial, Inc. (REIT)	70,300	413,364
Mid-America Apartment Communities, Inc. (REIT)	8,600	265,138
Mission West Properties, Inc. (REIT)	4,400	28,160
Monmouth Real Estate Investment Corp. "A" (REIT)	4,000	26,440
National Health Investors, Inc. (REIT)	7,000	188,090
National Retail Properties, Inc. (REIT)	24,200	383,328
Newcastle Investment Corp. (REIT)	14,600	9,490
NorthStar Realty Finance Corp. (REIT) (a)	20,824	48,312
OMEGA Healthcare Investors, Inc. (REIT)	25,881	364,404
One Liberty Properties, Inc. (REIT)	1,100	3,872
Parkway Properties, Inc. (REIT) (a)	5,600	57,680
Pennsylvania Real Estate Investment Trust (REIT) (a)	11,112	39,448
Post Properties, Inc. (REIT)	13,200	133,848
Potlatch Corp. (REIT)	12,026	278,883
PS Business Parks, Inc. (REIT)	5,300	195,305
RAIT Financial Trust (REIT) (a)	22,200	27,084
Ramco-Gershenson Properties Trust (REIT)	6,400	41,280
Realty Income Corp. (REIT) (a)	31,985	601,958
Redwood Trust, Inc. (REIT) (a)	19,000	291,650
Resource Capital Corp. (REIT)	5,000	15,200
Saul Centers, Inc. (REIT)	2,700	62,019
Senior Housing Properties Trust (REIT)	38,100	534,162
Sovran Self Storage, Inc. (REIT)	7,200	144,576
Strategic Hotels & Resorts, Inc. (REIT)	28,800	19,872
Sun Communities, Inc. (REIT)	6,600	78,078
Sunstone Hotel Investors, Inc. (REIT)	17,002	44,715
Tanger Factory Outlet Centers, Inc. (REIT) (a)	9,700	299,342
U-Store-It Trust (REIT)	16,900	34,138
Universal Health Realty Income Trust (REIT)	3,900	113,997
Urstadt Biddle Properties "A" (REIT)	8,100	108,702
Washington Real Estate Investment Trust (REIT)	16,155	279,482
Winthrop Realty Trust (REIT)	2,280	15,755

		10,676,859
Real Estate Management & Development 0.1%
Avatar Holdings, Inc.*	2,200	32,956
Consolidated-Tomoka Land Co.	1,600	47,520
Forestar Group, Inc.*	11,200	85,680
FX Real Estate & Entertainment, Inc.*	2,220	356
Grubb & Ellis Co.	10,400	6,552
Maui Land & Pineapple Co., Inc.*	1,200	10,188
Meruelo Maddux Properties, Inc.*	13,200	964
Stratus Properties, Inc.*	1,500	9,075
Tejon Ranch Co.*	3,400	70,278
Thomas Properties Group, Inc.	9,000	10,620

		274,189

Thrifts & Mortgage Finance 1.5%
Abington Bancorp., Inc.	6,000	49,680
Anchor BanCorp. Wisconsin, Inc. (a)	6,700	9,045
Bank Mutual Corp.	17,441	158,015
BankFinancial Corp.	5,200	51,844
Beneficial Mutual Bancorp., Inc.* (a)	10,800	106,380
Berkshire Hills Bancorp., Inc.	3,400	77,928
Brookline Bancorp., Inc.	20,135	191,282
Clifton Savings Bancorp., Inc.	1,600	16,000
Corus Bankshares, Inc.*	15,000	4,050
Danvers Bancorp., Inc.	4,200	58,002
Dime Community Bancshares	8,969	84,129
ESSA Bancorp., Inc.	3,700	49,247
Federal Agricultural Mortgage Corp. "C"	3,700	9,916
First Financial Holdings, Inc.	3,100	23,715
First Financial Northwest, Inc.	6,000	50,040
First Niagara Financial Group, Inc.	39,579	431,411
First Place Financial Corp.	6,600	22,176
Flagstar Bancorp., Inc.*	12,550	9,413
Flushing Financial Corp.	7,900	47,558
Guaranty Financial Group, Inc.* (a)	13,500	14,175
Kearny Financial Corp. (a)	4,497	47,129
Meridian Interstate Bancorp., Inc.*	1,800	15,156
NASB Financial, Inc.	600	14,946
NewAlliance Bancshares, Inc.	34,300	402,682
Northwest Bancorp., Inc.	6,000	101,400
OceanFirst Financial Corp.	1,900	19,418
Ocwen Financial Corp.* (a)	11,200	128,016
Oritani Financial Corp.*	2,700	37,800
Provident Financial Services, Inc.	20,464	221,216
Provident New York Bancorp.	14,678	125,497
Radian Group, Inc.	24,200	44,044
Rockville Financial, Inc.	1,500	13,650
Roma Financial Corp.	2,900	37,555
The PMI Group, Inc.	21,400	13,268
TrustCo Bank Corp. (a)	26,283	158,224
United Community Financial Corp.	8,472	10,251
United Financial Bancorp., Inc.	4,800	62,832
ViewPoint Financial Group	3,400	40,902
Waterstone Financial, Inc.*	3,020	6,161
Westfield Financial, Inc.	8,300	73,040
WSFS Financial Corp.	1,600	35,776

		3,072,969
Health Care 15.5%
Biotechnology 5.2%
Acadia Pharmaceuticals, Inc.*	10,191	9,681
Acorda Therapeutics, Inc.*	11,700	231,777
Affymax, Inc.*	2,600	41,886
Alexion Pharmaceuticals, Inc.* (a)	25,796	971,477
Alkermes, Inc.*	30,200	366,326
Allos Therapeutics, Inc.*	14,900	92,082
Alnylam Pharmaceuticals, Inc.* (a)	11,900	226,576
Amicus Therapeutics, Inc.* (a)	2,600	23,738
Arena Pharmaceuticals, Inc.* (a)	24,700	74,347

ARIAD Pharmaceuticals, Inc.*	26,400	31,416
ArQule, Inc.*	16,000	66,240
Array BioPharma, Inc.*	13,800	36,432
Celera Corp.*	24,600	187,698
Cell Genesys, Inc.*	30,200	8,755
Celldex Therapeutics, Inc.*	5,500	35,805
Cepheid, Inc.*	17,500	120,750
Cougar Biotechnology, Inc.*	4,500	144,900
Cubist Pharmaceuticals, Inc.*	17,557	287,232
CV Therapeutics, Inc.*	20,322	404,001
Cytokinetics, Inc.*	7,400	12,580
Cytori Therapeutics, Inc.* (a)	8,000	13,760
Dendreon Corp.* (a)	29,400	123,480
Dyax Corp.*	15,700	39,407
Emergent Biosolutions, Inc.*	3,900	52,689
Enzon Pharmaceuticals, Inc.*	14,700	89,229
Facet Biotech Corp.*	7,320	69,540
Genomic Health, Inc.*	5,141	125,338
Geron Corp.* (a)	27,800	124,266
GTx, Inc.* (a)	6,746	71,373
Halozyme Therapeutics, Inc.* (a)	18,300	99,918
Human Genome Sciences, Inc.* (a)	47,400	39,342
Idenix Pharmaceuticals, Inc.*	7,604	23,420
Idera Pharmaceuticals, Inc.*	5,600	36,232
ImmunoGen, Inc.*	14,400	102,240
Immunomedics, Inc.* (a)	20,900	20,064
Incyte Corp.* (a)	26,400	61,776
InterMune, Inc.* (a)	11,256	185,049
Isis Pharmaceuticals, Inc.* (a)	28,268	424,303
Lexicon Pharmaceuticals, Inc.*	18,600	20,274
Ligand Pharmaceuticals, Inc. "B"*	29,700	88,506
MannKind Corp.* (a)	19,900	69,252
Martek Biosciences Corp.* (a)	10,100	184,325
Maxygen, Inc.*	9,100	61,880
Medarex, Inc.*	39,700	203,661
Metabolix, Inc.* (a)	7,000	47,740
Molecular Insight Pharmaceuticals, Inc.* (a)	3,900	13,884
Momenta Pharmaceuticals, Inc.*	8,400	92,484
Myriad Genetics, Inc.*	28,200	1,282,254
Nabi Biopharmaceuticals*	19,133	70,792
Nanosphere, Inc.*	2,900	14,413
Neurocrine Biosciences, Inc.*	14,600	51,830
Novavax, Inc.*	14,800	15,096
NPS Pharmaceuticals, Inc.*	13,700	57,540
Onyx Pharmaceuticals, Inc.*	17,500	499,625
Opko Health, Inc.*	10,800	10,584
Orexigen Therapeutics, Inc.*	7,500	19,575
OSI Pharmaceuticals, Inc.*	18,100	692,506
Osiris Therapeutics, Inc.* (a)	4,300	59,340
PDL BioPharma, Inc.	36,600	259,128
Pharmasset, Inc.*	5,600	54,936
Progenics Pharmaceuticals, Inc.*	9,000	59,310
Protalix BioTherapeutics, Inc.*	571	1,142
Regeneron Pharmaceuticals, Inc.*	20,559	284,948
Repligen Corp.*	7,300	34,967

Rigel Pharmaceuticals, Inc.*	11,400	69,996
Sangamo BioSciences, Inc.* (a)	12,800	54,144
Savient Pharmaceuticals, Inc.*	17,089	84,590
Seattle Genetics, Inc.* (a)	18,200	179,452
Synta Pharmaceuticals Corp.* (a)	5,100	10,914
Targacept, Inc.*	4,000	10,720
Theravance, Inc.* (a)	16,900	287,300
United Therapeutics Corp.*	8,396	554,892
XOMA Ltd.*	47,700	25,281
ZymoGenetics, Inc.*	13,600	54,264

		10,656,670
Health Care Equipment & Supplies 3.7%
Abaxis, Inc.* (a)	7,300	125,852
ABIOMED, Inc.* (a)	11,200	54,880
Accuray, Inc.*	12,800	64,384
Align Technology, Inc.* (a)	20,900	165,737
American Medical Systems Holdings, Inc.*	21,700	241,955
Analogic Corp.	4,500	144,090
AngioDynamics, Inc.*	8,400	94,416
Atrion Corp.	400	35,296
Cantel Medical Corp.*	4,700	60,489
Cardiac Science Corp.*	4,300	12,943
Conceptus, Inc.*	10,400	122,200
CONMED Corp.*	8,761	126,246
CryoLife, Inc.*	9,900	51,282
Cyberonics, Inc.*	7,451	98,875
Cynosure, Inc. "A"*	3,600	21,924
Dexcom, Inc.*	13,100	54,234
ev3, Inc.*	20,765	147,432
Exactech, Inc.*	2,900	33,321
Greatbatch, Inc.*	6,900	133,515
Haemonetics Corp.*	8,000	440,640
Hansen Medical, Inc.* (a)	6,100	24,522
I-Flow Corp.*	8,200	29,930
ICU Medical, Inc.*	4,200	134,904
Immucor, Inc.*	22,093	555,639
Insulet Corp.* (a)	6,500	26,650
Integra LifeSciences Holdings*	5,500	136,015
Invacare Corp.	9,200	147,476
IRIS International, Inc.*	5,000	57,650
Kensey Nash Corp.*	3,000	63,810
Masimo Corp.*	14,500	420,210
Medical Action Industries, Inc.*	5,100	42,279
Meridian Bioscience, Inc.	13,050	236,466
Merit Medical Systems, Inc.*	9,544	116,532
Micrus Endovascular Corp.*	5,800	34,626
Natus Medical, Inc.*	9,400	79,994
Neogen Corp.*	5,000	109,150
NuVasive, Inc.* (a)	11,200	351,456
NxStage Medical, Inc.*	5,885	15,183
OraSure Technologies, Inc.*	18,100	45,793
Orthofix International NV*	6,200	114,824
Orthovita, Inc.*	18,300	49,044
Palomar Medical Technologies, Inc.*	6,900	50,094
Quidel Corp.*	9,300	85,746

RTI Biologics, Inc.*	17,600	50,160
Sirona Dental Systems, Inc.*	5,200	74,464
Somanetics Corp.*	4,700	71,346
SonoSite, Inc.*	5,928	105,993
Spectranetics Corp.*	11,100	28,083
Stereotaxis, Inc.* (a)	9,450	37,706
STERIS Corp.	18,000	419,040
SurModics, Inc.* (a)	4,900	89,425
Symmetry Medical, Inc.*	10,100	63,731
Synovis Life Technologies, Inc.*	4,300	59,512
Thoratec Corp.*	17,160	440,840
TomoTherapy, Inc.*	12,600	33,390
TranS1, Inc.*	3,000	18,270
Vnus Medical Technologies*	4,600	97,842
Volcano Corp.*	14,500	210,975
West Pharmaceutical Services, Inc. (a)	9,972	327,181
Wright Medical Group, Inc.*	11,700	152,451
Zoll Medical Corp.*	6,700	96,212

		7,534,325
Health Care Providers & Services 3.2%
Air Methods Corp.*	3,900	65,949
Alliance HealthCare Services, Inc.*	6,900	46,920
Almost Family, Inc.* (a)	2,000	38,180
Amedisys, Inc.*	8,299	228,140
AMERIGROUP Corp.*	16,800	462,672
AMN Healthcare Services, Inc.*	9,700	49,470
AmSurg Corp.*	9,500	150,575
Assisted Living Concepts, Inc. "A"*	3,080	41,765
Bio-Reference Laboratories, Inc.*	4,300	89,913
BMP Sunstone Corp.* (a)	7,800	25,194
Capital Senior Living Corp.*	5,300	12,932
CardioNet, Inc.*	900	25,254
Catalyst Health Solutions, Inc.*	10,600	210,092
Centene Corp.*	13,400	241,468
Chemed Corp.	7,000	272,300
Chindex International, Inc.*	4,200	20,874
CorVel Corp.*	3,050	61,671
Cross Country Healthcare, Inc.*	10,300	67,465
Emergency Medical Services Corp. "A"*	2,900	91,031
Emeritus Corp.*	6,400	41,984
Five Star Quality Care, Inc.*	7,500	7,800
Genoptix, Inc.*	3,000	81,840
Gentiva Health Services, Inc.*	8,000	121,600
Hanger Orthopedic Group, Inc.*	9,500	125,875
HEALTHSOUTH Corp.*	27,800	246,864
Healthspring, Inc.*	15,300	128,061
Healthways, Inc.*	11,100	97,347
HMS Holdings Corp.*	7,900	259,910
inVentiv Health, Inc.*	10,100	82,416
IPC The Hospitalist Co.*	1,100	20,933
Kindred Healthcare, Inc.*	8,500	127,075
Landauer, Inc.	2,800	141,904
LHC Group, Inc.*	4,649	103,580
Magellan Health Services, Inc.*	11,600	422,704
MedCath Corp.*	5,800	42,166

Molina Healthcare, Inc.*	4,400	83,688
MWI Veterinary Supply, Inc.*	3,589	102,215
National Healthcare Corp.	2,500	100,375
Nighthawk Radiology Holdings, Inc.*	9,300	25,110
Odyssey HealthCare, Inc.*	10,375	100,637
Owens & Minor, Inc.	12,600	417,438
PharMerica Corp.*	9,311	154,935
Providence Service Corp.*	4,638	31,909
PSS World Medical, Inc.*	19,063	273,554
Psychiatric Solutions, Inc.*	17,400	273,702
Radnet, Inc.*	5,200	6,448
RehabCare Group, Inc.*	6,300	109,872
Res-Care, Inc.*	7,200	104,832
Skilled Healthcare Group, Inc. "A"*	6,600	54,186
Sun Healthcare Group, Inc.*	13,400	113,096
Sunrise Senior Living, Inc.*	13,450	9,146
The Ensign Group, Inc.	2,200	34,012
Triple-S Management Corp. "B"* (a)	5,200	64,064
Universal American Financial Corp.* (a)	12,037	101,953
US Physical Therapy, Inc.*	4,900	47,432
Virtual Radiologic Corp.* (a)	3,100	21,669

		6,484,197
Health Care Technology 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	45,800	471,282
athenahealth, Inc.*	6,800	163,948
Computer Programs & Systems, Inc.	3,600	119,772
Eclipsys Corp.* (a)	18,406	186,637
MedAssets, Inc.*	5,100	72,675
Omnicell, Inc.*	10,700	83,674
Phase Forward, Inc.*	14,343	183,447
Vital Images, Inc.*	5,800	65,366

		1,346,801
Life Sciences Tools & Services 1.4%
Accelrys, Inc.*	5,700	22,686
Affymetrix, Inc.*	20,600	67,362
Albany Molecular Research, Inc.*	7,400	69,782
AMAG Pharmaceuticals, Inc.* (a)	5,386	198,043
Bio-Rad Laboratories, Inc. "A"*	5,900	388,810
Bruker Corp.*	15,538	95,714
Caliper Life Sciences, Inc.*	10,000	9,900
Cambrex Corp.*	10,303	23,491
Clinical Data, Inc.*	2,500	27,000
Dionex Corp.*	5,760	272,160
Enzo Biochem, Inc.* (a)	9,337	37,535
eResearchTechnology, Inc.*	15,300	80,478
Exelixis, Inc.* (a)	35,400	162,840
Kendle International, Inc.*	4,500	94,320
Life Sciences Research, Inc.*	3,200	22,944
Luminex Corp.*	13,805	250,146
Medivation, Inc.* (a)	8,200	149,814
Nektar Therapeutics*	31,900	171,941
PAREXEL International Corp.*	17,820	173,389
Sequenom, Inc.* (a)	19,170	272,597
Varian, Inc.*	9,028	214,325

		2,805,277

Pharmaceuticals 1.4%
Adolor Corp.*	17,000	34,680
Akorn, Inc.*	14,400	12,384
Alexza Pharmaceuticals, Inc.*	4,300	9,503
Ardea Biosciences, Inc.* (a)	3,200	32,928
Auxilium Pharmaceuticals, Inc.*	13,300	368,676
Biodel, Inc.*	2,700	14,067
BioMimetic Therapeutics, Inc.* (a)	4,300	30,530
Cadence Pharmaceuticals, Inc.*	8,400	78,792
Caraco Pharmaceutical Laboratories Ltd.*	2,300	8,096
Columbia Laboratories, Inc.*	12,000	17,280
Cypress Bioscience, Inc.*	13,200	93,852
DepoMed, Inc.*	12,100	28,556
Discovery Laboratories, Inc.* (a)	35,200	42,944
Durect Corp.* (a)	24,000	53,520
Inspire Pharmaceuticals, Inc.*	15,800	64,148
Javelin Pharmaceuticals, Inc.*	14,900	21,456
K-V Pharmaceutical Co. "A"*	12,950	21,368
Medicines Co.*	16,000	173,440
Medicis Pharmaceutical Corp. "A"	17,200	212,764
MiddleBrook Pharmaceuticals, Inc.* (a)	14,000	19,040
Noven Pharmaceuticals, Inc.*	8,500	80,580
Obagi Medical Products, Inc.*	6,800	36,584
Optimer Pharmaceuticals, Inc.*	9,000	118,710
Pain Therapeutics, Inc.*	12,000	50,400
Par Pharmaceutical Companies, Inc.*	10,600	100,382
POZEN, Inc.*	8,900	54,468
Questcor Pharmaceuticals, Inc.*	17,300	85,116
Salix Pharmaceuticals Ltd.*	16,550	157,225
Valeant Pharmaceuticals International* (a)	20,100	357,579
ViroPharma, Inc.*	24,700	129,675
VIVUS, Inc.*	24,000	103,680
XenoPort, Inc.*	8,726	168,935

		2,781,358
Industrials 15.0%
Aerospace & Defense 1.8%
AAR Corp.*	11,950	149,853
Aerovironment, Inc.*	3,800	79,420
American Science & Engineering, Inc.	2,900	161,820
Applied Signal Technology, Inc.	3,400	68,782
Argon ST, Inc.*	4,983	94,527
Ascent Solar Technologies, Inc.* (a)	3,100	12,586
Axsys Technologies, Inc.*	2,700	113,508
Ceradyne, Inc.*	7,875	142,774
Cubic Corp.	4,500	113,985
Curtiss-Wright Corp.	14,600	409,530
Ducommun, Inc.	2,600	37,804
DynCorp International, Inc. "A"*	7,600	101,308
Esterline Technologies Corp.*	9,100	183,729
GenCorp, Inc.*	18,583	39,396
HEICO Corp. (a)	7,000	170,100
Herley Industries, Inc.*	3,200	38,272
Hexcel Corp.*	29,300	192,501
Ladish Co., Inc.*	5,400	39,204

LMI Aerospace, Inc.*	2,100	15,204
Moog, Inc. "A"*	13,275	303,599
Orbital Sciences Corp.*	18,660	221,867
Stanley, Inc.*	2,400	60,936
Taser International, Inc.*	21,700	101,556
Teledyne Technologies, Inc.*	11,222	299,403
TransDigm Group, Inc.*	10,490	344,492
Triumph Group, Inc.	5,000	191,000

		3,687,156
Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings, Inc.*	4,217	73,165
Dynamex, Inc.*	2,480	32,438
Forward Air Corp.	9,737	158,032
Hub Group, Inc. "A"*	11,400	193,800
Pacer International, Inc.	11,700	40,950
Park-Ohio Holdings Corp.*	1,700	5,542

		503,927
Airlines 0.7%
AirTran Holdings, Inc.*	35,700	162,435
Alaska Air Group, Inc.*	11,300	198,541
Allegiant Travel Co.* (a)	4,400	200,024
Hawaiian Holdings, Inc.*	15,100	56,323
JetBlue Airways Corp.*	53,900	196,735
Republic Airways Holdings, Inc.*	11,579	75,032
SkyWest, Inc.	18,400	228,896
UAL Corp.* (a)	45,500	203,840
US Airways Group, Inc.*	36,000	91,080

		1,412,906
Building Products 0.6%
AAON, Inc.	5,150	93,318
American Woodmark Corp.	4,100	71,996
Ameron International Corp.	2,900	152,714
Apogee Enterprises, Inc.	10,200	111,996
Builders FirstSource, Inc.* (a)	4,500	9,090
China Architectural Engineering, Inc.*	7,000	6,860
Gibraltar Industries, Inc.	9,350	44,132
Griffon Corp.*	17,205	129,037
Insteel Industries, Inc.	6,400	44,544
NCI Building Systems, Inc.*	5,900	13,098
Quanex Building Products Corp.	10,775	81,890
Simpson Manufacturing Co., Inc. (a)	11,700	210,834
Trex Co., Inc.*	5,400	41,202
Universal Forest Products, Inc.	5,400	143,694

		1,154,405
Commercial Services & Supplies 2.6%
ABM Industries, Inc.	13,800	226,320
Acco Brands Corp.*	15,500	15,190
American Ecology Corp.	5,700	79,458
American Reprographics Co.*	10,540	37,312
AMREP Corp.*	800	12,560
ATC Technology Corp.*	7,200	80,640
Bowne & Co., Inc.	9,715	31,185
Casella Waste Systems, Inc. "A"*	8,300	14,193
Cenveo, Inc.* (a)	14,380	46,735

Clean Harbors, Inc.*	6,262	300,576
Comfort Systems USA, Inc.	12,700	131,699
Consolidated Graphics, Inc.*	3,700	47,064
Cornell Companies, Inc.*	4,000	65,480
Courier Corp.	2,450	37,167
Deluxe Corp.	16,800	161,784
EnergySolutions	9,800	84,770
EnerNOC, Inc.* (a)	3,600	52,344
Ennis, Inc.	7,600	67,336
Fuel Tech, Inc.* (a)	6,800	71,128
G & K Services, Inc. "A"	6,672	126,168
GeoEye, Inc.*	6,300	124,425
Healthcare Services Group, Inc.	12,487	186,930
Herman Miller, Inc.	17,700	188,682
HNI Corp.	13,700	142,480
ICT Group, Inc.*	3,400	18,938
Innerworkings, Inc.*	11,300	48,251
Interface, Inc. "A"	16,341	48,860
Kimball International, Inc. "B"	9,300	61,008
Knoll, Inc.	14,656	89,841
M&F Worldwide Corp.*	3,600	42,156
McGrath Rentcorp.	8,200	129,232
Metalico, Inc.*	8,400	14,280
Mine Safety Appliances Co.	9,300	186,186
Mobile Mini, Inc.*	11,948	137,641
Multi-Color Corp.	2,800	34,244
PRG-Schultz International, Inc.*	3,400	9,656
Rollins, Inc.	13,312	228,301
Schawk, Inc.	4,900	29,596
Standard Parking Corp.*	2,200	36,080
Standard Register Co.	3,200	14,656
Sykes Enterprises, Inc.*	11,300	187,919
Team, Inc.*	6,300	73,836
Tetra Tech, Inc.*	18,916	385,508
The Geo Group, Inc.* (a)	16,100	213,325
United Stationers, Inc.*	7,351	206,416
Viad Corp.	6,300	88,956
Waste Connections, Inc.*	25,075	644,427
Waste Services, Inc.*	7,733	33,097

		5,294,036
Construction & Engineering 1.0%
Dycom Industries, Inc.*	12,666	73,336
EMCOR Group, Inc.*	21,300	365,721
Furmanite Corp.*	9,800	30,478
Granite Construction, Inc.	10,350	387,918
Great Lakes Dredge & Dock Co.	10,400	31,304
Insituform Technologies, Inc. "A"*	11,890	185,960
Integrated Electrical Services, Inc.*	3,300	30,096
Layne Christensen Co.*	6,600	106,062
MasTec, Inc.*	15,300	184,977
Michael Baker Corp.*	2,300	59,800
Northwest Pipe Co.*	3,200	91,104
Orion Marine Group, Inc.*	7,800	102,180
Perini Corp.*	15,800	194,340
Pike Electric Corp.*	4,708	43,549

Sterling Construction Co., Inc.*	4,300	76,712

		1,963,537
Electrical Equipment 1.8%
A.O. Smith Corp. (a)	5,760	145,037
Acuity Brands, Inc.	12,731	286,957
Advanced Battery Technologies, Inc.*	15,400	32,956
Akeena Solar, Inc.* (a)	8,100	9,072
American Superconductor Corp.* (a)	13,989	242,150
AZZ, Inc.*	3,800	100,282
Baldor Electric Co. (a)	14,197	205,714
Beacon Power Corp.*	32,600	15,322
Belden, Inc.	14,538	181,870
Brady Corp. "A"	15,800	278,554
Capstone Turbine Corp.* (a)	48,400	34,848
China BAK Battery, Inc.*	11,800	20,178
Coleman Cable, Inc.*	2,000	4,260
Encore Wire Corp.	5,750	123,222
Ener1, Inc.* (a)	13,200	68,244
Energy Conversion Devices, Inc.* (a)	14,209	188,553
EnerSys*	8,700	105,444
Evergreen Solar, Inc.* (a)	45,200	96,276
Franklin Electric Co., Inc.	7,800	172,614
FuelCell Energy, Inc.*	23,600	56,640
Fushi Copperweld, Inc.*	5,100	24,480
GrafTech International Ltd.*	37,598	231,604
GT Solar International, Inc.*	9,600	63,744
II-VI, Inc.*	8,500	146,030
LaBarge, Inc.*	3,100	25,947
LSI Industries, Inc.	7,575	39,163
Medis Technologies Ltd.* (a)	11,365	5,001
Microvision, Inc.* (a)	21,000	27,090
Orion Energy Systems, Inc.* (a)	4,200	18,522
Plug Power, Inc.*	30,900	26,883
Polypore International, Inc.*	6,000	24,120
Powell Industries, Inc.*	2,600	91,806
Power-One, Inc.* (a)	16,200	14,256
PowerSecure International, Inc.*	3,500	11,970
Preformed Line Products Co.	600	22,584
Regal-Beloit Corp. (a)	10,000	306,400
Ultralife Corp.* (a)	4,900	37,877
Valence Technology, Inc.*	12,900	27,477
Vicor Corp.	4,174	20,411
Woodward Governor Co.	19,400	216,892

		3,750,450
Industrial Conglomerates 0.3%
Otter Tail Corp.	11,928	263,013
Raven Industries, Inc.	5,700	118,446
Seaboard Corp.	100	101,000
Standex International Corp.	3,400	31,280
Tredegar Corp.	8,155	133,171

		646,910
Machinery 2.7%
3D Systems Corp.*	6,700	44,153
Actuant Corp. "A"	17,600	181,808

Alamo Group, Inc.	1,200	12,792
Albany International Corp. "A"	8,552	77,396
Altra Holdings, Inc.*	9,300	36,084
American Railcar Industries, Inc.	3,400	25,942
Ampco-Pittsburgh Corp.	3,000	39,780
Astec Industries, Inc.*	5,860	153,708
Badger Meter, Inc.	4,612	133,241
Barnes Group, Inc.	14,300	152,867
Blount International, Inc.*	11,100	51,282
Briggs & Stratton Corp.	15,200	250,800
Cascade Corp.	2,800	49,364
Chart Industries, Inc.*	9,800	77,224
China Fire & Security Group, Inc.*	3,500	27,510
CIRCOR International, Inc.	5,300	119,356
CLARCOR, Inc.	15,900	400,521
Colfax Corp.*	7,500	51,525
Columbus McKinnon Corp.*	6,600	57,552
Commercial Vehicle Group, Inc.*	5,675	3,121
Dynamic Materials Corp.	4,500	41,220
Energy Recovery, Inc.*	4,700	35,720
EnPro Industries, Inc.*	6,400	109,440
ESCO Technologies, Inc.*	8,034	310,916
Federal Signal Corp.	13,830	72,884
Flow International Corp.*	11,800	19,116
Force Protection, Inc.*	22,900	109,920
FreightCar America, Inc.	4,400	77,132
Gorman-Rupp Co.	4,108	81,338
Graham Corp.	3,600	32,292
Greenbrier Companies, Inc.	4,900	17,934
Hurco Companies, Inc.*	2,400	25,512
K-Tron International, Inc.*	700	42,469
Kadant, Inc.*	4,480	51,610
Kaydon Corp.	10,690	292,158
Key Technology, Inc.*	1,300	11,440
L.B. Foster Co. "A"*	3,600	89,388
Lindsay Corp. (a)	3,750	101,250
Lydall, Inc.*	6,400	19,008
Met-Pro Corp.	3,800	30,970
Middleby Corp.*	6,141	199,153
Mueller Industries, Inc.	11,400	247,266
Mueller Water Products, Inc. "A"	36,300	119,790
NACCO Industries, Inc. "A"	1,725	46,885
NN, Inc.	6,300	7,938
Nordson Corp.	11,200	318,416
PMFG, Inc.* (a)	3,400	26,792
RBC Bearings, Inc.*	7,645	116,815
Robbins & Myers, Inc.	8,400	127,428
Sauer-Danfoss, Inc.	4,188	10,219
Sun Hydraulics Corp. (a)	4,050	59,170
Tecumseh Products Co. "A"*	5,641	25,497
Tennant Co.	5,200	48,724
Thermadyne Holdings Corp.*	3,300	6,996
Titan International, Inc. (a)	10,375	52,186
TriMas Corp.*	2,600	4,550
Twin Disc, Inc.	3,300	22,836

Wabash National Corp.	11,200	13,776
Wabtec Corp.	15,171	400,211
Watts Water Technologies, Inc. "A"	8,880	173,693
Xerium Technologies, Inc.*	8,467	5,673

		5,551,757
Marine 0.2%
American Commercial Lines, Inc.*	11,000	34,870
Eagle Bulk Shipping, Inc. (a)	14,800	62,900
Genco Shipping & Trading Ltd.	7,662	94,549
Horizon Lines, Inc. "A"	9,164	27,767
International Shipholding Corp.	2,400	47,208
TBS International Ltd. "A"* (a)	3,300	24,255
Ultrapetrol Bahamas Ltd.*	7,200	19,440

		310,989
Professional Services 1.6%
Administaff, Inc.	6,800	143,684
CBIZ, Inc.*	15,528	108,230
CDI Corp.	3,600	34,992
COMSYS IT Partners, Inc.*	5,274	11,656
CoStar Group, Inc.*	6,600	199,650
CRA International, Inc.*	3,700	69,856
Duff & Phelps Corp. "A"*	2,800	44,100
Exponent, Inc.*	4,800	121,584
First Advantage Corp. "A"*	3,300	45,474
Heidrick & Struggles International, Inc.	6,144	108,995
Hill International, Inc.*	6,500	19,760
Hudson Highland Group, Inc.*	8,900	9,879
Huron Consulting Group, Inc.*	6,545	277,704
ICF International, Inc.*	2,600	59,722
Kelly Services, Inc. "A"	9,200	74,060
Kforce, Inc.*	10,000	70,300
Korn/Ferry International*	14,223	128,860
LECG Corp.*	9,000	22,860
MPS Group, Inc.*	28,672	170,598
Navigant Consulting, Inc.*	14,475	189,188
Odyssey Marine Exploration, Inc.*	14,600	49,494
On Assignment, Inc.*	13,300	36,043
Resources Connection, Inc.*	14,000	211,120
School Specialty, Inc.*	6,500	114,335
Spherion Corp.*	19,743	41,066
The Advisory Board Co.*	5,900	97,822
TrueBlue, Inc.*	14,000	115,500
Volt Information Sciences, Inc.*	4,400	29,260
VSE Corp.	1,100	29,370
Watson Wyatt Worldwide, Inc. "A"	13,400	661,558

		3,296,720
Road & Rail 0.8%
AMERCO*	3,000	100,590
Arkansas Best Corp.	6,689	127,225
Celadon Group, Inc.*	8,200	45,510
Dollar Thrifty Automotive Group, Inc.*	8,200	9,512
Genesee & Wyoming, Inc. "A"*	9,600	204,000
Heartland Express, Inc. (a)	17,581	260,375
Knight Transportation, Inc.	17,392	263,663

Marten Transport Ltd.*	4,900	91,532
Old Dominion Freight Line, Inc.*	8,650	203,188
Patriot Transportation Holding, Inc.*	300	18,696
Saia, Inc.*	5,249	62,726
Universal Truckload Services, Inc.	2,210	31,691
Werner Enterprises, Inc. (a)	13,100	198,072
YRC Worldwide, Inc.* (a)	17,100	76,779

		1,693,559
Trading Companies & Distributors 0.6%
Aceto Corp.	6,700	39,932
Aircastle Ltd. (a)	13,200	61,380
Applied Industrial Technologies, Inc.	12,850	216,779
Beacon Roofing Supply, Inc.*	14,008	187,567
DXP Enterprises, Inc.*	3,000	30,990
H&E Equipment Services, Inc.*	4,500	29,475
Houston Wire & Cable Co.	6,400	49,600
Interline Brands, Inc.*	9,100	76,713
Kaman Corp.	8,700	109,098
Lawson Products, Inc.	900	10,953
RSC Holdings, Inc.* (a)	13,500	71,010
Rush Enterprises, Inc. "A"*	11,900	106,148
TAL International Group, Inc.	4,200	30,744
Textainer Group Holdings Ltd.	2,300	15,525
Titan Machinery, Inc.*	3,000	26,970
Watsco, Inc.	7,153	243,417

		1,306,301
Transportation Infrastructure 0.0%
CAI International, Inc.*	1,500	4,245
Information Technology 17.8%
Communications Equipment 3.0%
3Com Corp.*	126,800	391,812
Acme Packet, Inc.*	9,900	60,093
ADTRAN, Inc.	17,900	290,159
Airvana, Inc.*	5,400	31,590
Anaren, Inc.*	5,670	62,030
Arris Group, Inc.*	38,316	282,389
Aruba Networks, Inc.*	14,500	45,530
Avanex Corp.*	4,446	7,781
Avocent Corp.*	14,100	171,174
Bel Fuse, Inc. "B"	4,535	60,950
BigBand Networks, Inc.*	12,600	82,530
Black Box Corp.	5,874	138,685
Blue Coat Systems, Inc.*	11,516	138,307
Bookham, Inc.*	25,700	11,051
Cogo Group, Inc.*	8,600	57,448
Comtech Telecommunications Corp.*	8,850	219,214
DG Fastchannel, Inc.*	5,600	105,112
Digi International, Inc.*	7,100	54,457
EMS Technologies, Inc.*	4,500	78,570
Emulex Corp.*	25,300	127,259
Extreme Networks, Inc.*	32,600	49,552
Finisar Corp.*	124,667	54,853
Globecomm Systems, Inc.*	4,600	26,634
Harmonic, Inc.*	31,800	206,700

Harris Stratex Networks, Inc. "A"*	7,050	27,143
Hughes Communications, Inc.*	2,200	26,466
Infinera Corp.* (a)	28,700	212,380
InterDigital, Inc.*	14,300	369,226
Ixia*	11,800	61,006
Loral Space & Communications, Inc.*	2,700	57,672
MRV Communications, Inc.*	43,534	13,496
NETGEAR, Inc.*	11,100	133,755
Neutral Tandem, Inc.*	5,100	125,511
Nextwave Wireless, Inc.*	13,900	2,224
Oplink Communications, Inc.*	7,771	59,837
OpNext, Inc.*	7,700	13,167
Orbcomm, Inc.*	8,300	12,201
Palm, Inc.* (a)	33,809	291,434
ParkerVision, Inc.* (a)	6,300	10,647
PC-Tel, Inc.	8,100	34,830
Plantronics, Inc.	14,700	177,429
Polycom, Inc.* (a)	27,600	424,764
Powerwave Technologies, Inc.*	38,800	23,047
Riverbed Technology, Inc.*	17,700	231,516
SeaChange International, Inc.*	11,700	66,924
ShoreTel, Inc.*	11,100	47,841
Sonus Networks, Inc.*	64,300	100,951
Starent Networks Corp.* (a)	9,100	143,871
Sycamore Networks, Inc.*	55,100	147,117
Symmetricom, Inc.*	15,100	52,850
Tekelec*	20,000	264,600
UTStarcom, Inc.*	32,800	25,584
ViaSat, Inc.*	8,800	183,216

		6,094,585
Computers & Peripherals 0.8%
3PAR, Inc.*	7,800	51,246
Adaptec, Inc.*	40,600	97,440
Avid Technology, Inc.*	9,300	85,002
Compellent Technologies, Inc.*	3,600	39,096
Cray, Inc.*	11,900	41,650
Data Domain, Inc.* (a)	10,700	134,499
Electronics for Imaging, Inc.*	16,300	159,740
Hutchinson Technology, Inc.* (a)	8,600	22,360
Hypercom Corp.*	19,100	18,336
Imation Corp.	9,100	69,615
Immersion Corp.*	10,400	30,472
Intermec, Inc.*	18,600	193,440
Intevac, Inc.*	7,800	40,638
Isilon Systems, Inc.*	4,500	9,900
Netezza Corp.*	11,300	76,840
Novatel Wireless, Inc.*	11,700	65,754
Presstek, Inc.*	6,300	13,041
Quantum Corp.*	56,600	37,922
Rackable Systems, Inc.*	10,300	41,818
Rimage Corp.*	3,900	52,065
STEC, Inc.* (a)	11,000	81,070
Stratasys, Inc.*	6,700	55,409
Super Micro Computer, Inc.*	6,100	30,012

Synaptics, Inc.* (a)	10,650	284,994

		1,732,359
Electronic Equipment, Instruments & Components 1.8%
Agilysys, Inc.	7,968	34,262
Anixter International, Inc.*	9,300	294,624
Benchmark Electronics, Inc.*	20,748	232,378
Brightpoint, Inc.*	14,830	63,472
Checkpoint Systems, Inc.*	11,700	104,949
China Security & Surveillance Technology, Inc.*	7,400	28,416
Cogent, Inc.*	13,000	154,700
Cognex Corp.	13,800	184,230
Coherent, Inc.*	6,800	117,300
Comverge, Inc.*	7,600	52,820
CPI International, Inc.*	1,900	17,860
CTS Corp.	12,090	43,645
Daktronics, Inc. (a)	11,000	72,050
DTS, Inc.*	5,600	134,736
Echelon Corp.* (a)	9,300	75,237
Electro Rent Corp.	5,600	53,984
Electro Scientific Industries, Inc.*	9,556	56,571
FARO Technologies, Inc.*	5,800	77,952
Gerber Scientific, Inc.*	8,800	21,032
ICx Technologies, Inc.*	3,100	12,555
Insight Enterprises, Inc.*	16,262	49,762
IPG Photonics Corp.*	5,100	42,942
L-1 Identity Solutions, Inc.*	22,060	112,727
Littelfuse, Inc.*	7,686	84,469
Maxwell Technologies, Inc.*	6,900	47,955
Measurement Specialties, Inc.*	3,511	14,360
Mercury Computer Systems, Inc.*	6,922	38,279
Methode Electronics, Inc. "A"	11,928	42,702
MTS Systems Corp.	6,100	138,775
Multi-Fineline Electronix, Inc.*	2,700	45,468
Newport Corp.*	11,900	52,598
OSI Systems, Inc.*	4,300	65,618
Park Electrochemical Corp.	6,787	117,279
PC Connection, Inc.*	1,900	7,220
PC Mall, Inc.*	4,300	19,522
Plexus Corp.*	12,624	174,464
RadiSys Corp.*	7,474	45,292
Rofin-Sinar Technologies, Inc.*	9,400	151,528
Rogers Corp.*	5,200	98,176
Sanmina-SCI Corp.*	158,300	48,281
ScanSource, Inc.*	8,100	150,498
Smart Modular Technologies (WWH), Inc.*	13,400	18,492
SYNNEX Corp.*	4,786	94,141
Technitrol, Inc.	12,600	21,546
TTM Technologies, Inc.*	14,700	85,260
Universal Display Corp.* (a)	10,315	94,589
Zygo Corp.*	4,200	19,278

		3,713,994
Internet Software & Services 2.2%
Art Technology Group, Inc.*	40,300	102,765
AsiaInfo Holdings, Inc.*	11,700	197,145
Bankrate, Inc.* (a)	4,300	107,285

Chordiant Software, Inc.*	11,380	34,481
comScore, Inc.*	6,200	74,958
Constant Contact, Inc.*	5,700	79,743
DealerTrack Holdings, Inc.*	12,600	165,060
Dice Holdings, Inc.*	5,000	13,900
Digital River, Inc.*	11,428	340,783
DivX, Inc.*	9,900	49,797
Earthlink, Inc.*	33,700	221,409
GSI Commerce, Inc.* (a)	8,400	110,040
InfoSpace, Inc.*	12,100	62,920
Internap Network Services Corp.*	17,930	48,232
Internet Brands, Inc. "A"*	5,400	31,698
Internet Capital Group, Inc.*	12,300	49,569
j2 Global Communications, Inc.*	13,600	297,704
Keynote Systems, Inc.*	3,200	25,376
Limelight Networks, Inc.*	11,300	37,855
Liquidity Services, Inc.*	5,500	38,445
LoopNet, Inc.*	8,200	49,856
Marchex, Inc. "B"	8,600	29,584
MercadoLibre, Inc.* (a)	8,600	159,530
ModusLink Global Solutions, Inc.*	14,590	37,788
Move, Inc.*	36,500	52,925
NIC, Inc.	12,300	63,960
Omniture, Inc.*	20,834	274,800
Perficient, Inc.*	10,700	57,780
Rackspace Hosting, Inc.*	5,500	41,195
RealNetworks, Inc.*	28,600	66,638
S1 Corp.*	16,400	84,460
SAVVIS, Inc.*	11,100	68,709
SonicWALL, Inc.*	18,600	82,956
SupportSoft, Inc.*	10,600	20,352
Switch & Data Facilities Co.*	5,800	50,866
TechTarget, Inc.* (a)	3,400	8,160
Terremark Worldwide, Inc.*	14,892	40,060
The Knot, Inc.*	10,300	84,460
TheStreet.com, Inc.	7,300	14,381
United Online, Inc.	23,682	105,622
ValueClick, Inc.*	26,600	226,366
Vignette Corp.*	9,240	61,723
VistaPrint Ltd.* (a)	14,100	387,609
Vocus, Inc.*	5,600	74,424
Web.com Group, Inc.*	10,200	33,864
Websense, Inc.*	13,900	166,800

		4,434,033
IT Services 1.9%
Acxiom Corp.	18,100	133,940
CACI International, Inc. "A"*	9,300	339,357
Cass Information Systems, Inc.	1,700	55,131
China Information Security Technology, Inc.* (a)	5,300	16,748
CIBER, Inc.*	15,147	41,351
CSG Systems International, Inc.*	11,000	157,080
CyberSource Corp.*	22,447	332,440
Euronet Worldwide, Inc.*	15,600	203,736
Exlservice Holdings, Inc.*	5,900	50,858
Forrester Research, Inc.*	5,200	106,912

Gartner, Inc.*	18,685	205,722
Gevity HR, Inc.	9,100	35,945
Global Cash Access Holdings, Inc.*	11,600	44,312
Heartland Payment Systems, Inc.	7,460	49,311
iGATE Corp.	5,688	18,429
infoGROUP, Inc.*	9,800	40,768
Integral Systems, Inc.*	6,270	53,922
ManTech International Corp. "A"*	6,500	272,350
MAXIMUS, Inc.	5,406	215,483
NCI, Inc. "A"*	2,500	65,000
Ness Technologies, Inc.*	14,100	41,595
Online Resources Corp.*	9,600	40,416
Perot Systems Corp. "A"*	26,700	343,896
RightNow Technologies, Inc.*	9,700	73,429
Safeguard Scientifics, Inc.*	27,800	15,290
Sapient Corp.*	27,000	120,690
SRA International, Inc. "A"*	12,900	189,630
Syntel, Inc.	3,600	74,088
TeleTech Holdings, Inc.*	12,200	132,858
The Hackett Group, Inc.*	10,800	21,816
TNS, Inc.*	8,500	69,530
VeriFone Holdings, Inc.* (a)	20,700	140,760
Wright Express Corp.*	11,500	209,530

		3,912,323
Semiconductors & Semiconductor Equipment 3.3%
Actel Corp.*	9,068	91,768
Advanced Analogic Technologies, Inc.*	16,854	60,674
Advanced Energy Industries, Inc.*	9,806	73,839
Amkor Technology, Inc.*	33,200	88,976
ANADIGICS, Inc.*	18,600	38,502
Applied Micro Circuits Corp.*	19,775	96,106
Asyst Technologies, Inc.*	18,700	5,236
Atheros Communications* (a)	18,200	266,812
ATMI, Inc.*	10,206	157,478
AuthenTec, Inc.*	9,200	13,616
Axcelis Technologies, Inc.*	29,300	11,134
Brooks Automation, Inc.*	19,496	89,876
Cabot Microelectronics Corp.*	7,000	168,210
Cavium Networks, Inc.*	9,000	103,860
CEVA, Inc.*	4,800	34,944
Cirrus Logic, Inc.*	23,000	86,480
Cohu, Inc.	7,483	53,878
Cymer, Inc.*	9,373	208,643
Diodes, Inc.*	9,150	97,081
DSP Group, Inc.*	9,800	42,336
EMCORE Corp.*	21,900	16,425
Entegris, Inc.*	34,385	29,571
Exar Corp.*	14,282	89,120
FEI Co.*	12,402	191,363
FormFactor, Inc.*	14,600	263,092
Hittite Microwave Corp.*	6,199	193,409
IXYS Corp.	8,700	70,122
Kopin Corp.*	17,600	40,832
Kulicke & Soffa Industries, Inc.*	18,300	47,946
Lattice Semiconductor Corp.*	40,700	56,166

LTX-Credence Corp.*	39,474	11,053
Mattson Technology, Inc.*	18,100	15,222
Micrel, Inc.	15,100	106,304
Microsemi Corp.*	26,088	302,621
Microtune, Inc.*	16,500	30,030
MIPS Technologies, Inc.*	16,000	46,880
MKS Instruments, Inc.*	15,100	221,517
Monolithic Power Systems, Inc.*	9,100	141,050
Netlogic Microsystems, Inc.* (a)	5,200	142,896
NVE Corp.*	1,800	51,858
OmniVision Technologies, Inc.*	15,600	104,832
Pericom Semiconductor Corp.*	8,200	59,942
Photronics, Inc.*	12,168	11,681
PLX Technology, Inc.*	10,000	21,700
PMC-Sierra, Inc.*	67,500	430,650
Power Integrations, Inc.	8,843	152,100
RF Micro Devices, Inc.*	78,287	104,122
Rubicon Technology, Inc.*	4,700	24,957
Rudolph Technologies, Inc.*	8,602	26,064
Semitool, Inc.*	7,200	20,016
Semtech Corp.*	18,700	249,645
Sigma Designs, Inc.* (a)	8,300	103,252
Silicon Image, Inc.*	25,100	60,240
Silicon Storage Technology, Inc.*	28,000	46,200
SiRF Technology Holdings, Inc.*	19,800	45,540
Skyworks Solutions, Inc.*	49,800	401,388
Spansion, Inc. "A"*	35,300	4,578
Standard Microsystems Corp.*	6,661	123,895
Supertex, Inc.*	4,248	98,129
Techwell, Inc.*	5,800	36,598
Tessera Technologies, Inc.*	14,500	193,865
Trident Microsystems, Inc.*	22,400	32,704
TriQuint Semiconductor, Inc.*	46,478	114,801
Ultra Clean Holdings, Inc.*	7,300	7,811
Ultratech, Inc.*	8,528	106,515
Veeco Instruments, Inc.* (a)	11,900	79,373
Volterra Semiconductor Corp.*	8,800	74,272
Zoran Corp.*	15,165	133,452

		6,725,248
Software 4.8%
ACI Worldwide, Inc.*	11,406	213,862
Actuate Corp.*	14,100	43,146
Advent Software, Inc.* (a)	5,700	189,867
American Software, Inc. "A"	4,500	23,715
Ariba, Inc.*	27,021	235,893
Blackbaud, Inc.	14,982	173,941
Blackboard, Inc.* (a)	9,500	301,530
Bottomline Technologies, Inc.*	8,300	54,614
Callidus Software, Inc.*	6,900	20,010
Commvault Systems, Inc.*	14,600	160,162
Concur Technologies, Inc.* (a)	13,600	260,984
Deltek, Inc.*	2,700	11,691
DemandTec, Inc.*	4,800	42,000
Digimarc Corp.*	1,485	14,434
Double-Take Software, Inc.*	6,200	41,912

Ebix, Inc.*	1,500	37,275
Entrust, Inc.*	15,300	23,103
Epicor Software Corp.*	16,500	62,865
EPIQ Systems, Inc.* (a)	10,700	192,921
Fair Isaac Corp.	15,000	211,050
FalconStor Software, Inc.*	13,783	32,941
i2 Technologies, Inc.* (a)	5,500	43,450
Informatica Corp.*	29,000	384,540
Interactive Intelligence, Inc.*	5,400	48,924
Jack Henry & Associates, Inc.	23,600	385,152
JDA Software Group, Inc.*	8,482	97,967
Kenexa Corp.*	7,933	42,759
Lawson Software, Inc.*	40,000	170,000
Macrovision Solutions Corp.*	25,978	462,149
Magma Design Automation, Inc.*	15,000	11,250
Manhattan Associates, Inc.*	8,500	147,220
Mentor Graphics Corp.*	27,900	123,876
MICROS Systems, Inc.*	25,732	482,475
MicroStrategy, Inc. "A"*	2,700	92,313
Monotype Imaging Holdings, Inc.*	3,300	12,342
MSC.Software Corp.*	12,700	71,628
Net 1 UEPS Technologies, Inc.*	16,400	249,444
NetScout Systems, Inc.*	8,100	57,996
NetSuite, Inc.*	2,100	23,646
OpenTV Corp. "A"*	19,300	29,143
OPNET Technologies, Inc.*	3,100	26,877
Parametric Technology Corp.*	36,400	363,272
Pegasystems, Inc.	3,300	61,281
Phoenix Technologies Ltd.*	10,100	16,362
Progress Software Corp.*	12,994	225,576
PROS Holdings, Inc.*	2,900	13,485
QAD, Inc.	3,400	8,602
Quality Systems, Inc. (a)	5,500	248,875
Quest Software, Inc.*	20,800	263,744
Radiant Systems, Inc.*	8,300	36,603
Renaissance Learning, Inc.	1,900	17,043
Smith Micro Software, Inc.*	10,300	53,869
Solera Holdings, Inc.*	17,400	431,172
Sonic Solutions*	9,400	11,280
Sourcefire, Inc.*	4,700	34,216
SPSS, Inc.*	6,100	173,423
SuccessFactors, Inc.*	8,400	64,092
Sybase, Inc.*	24,800	751,192
Symyx Technologies, Inc.*	12,370	55,047
Synchronoss Technologies, Inc.*	6,700	82,142
Take-Two Interactive Software, Inc.*	23,500	196,225
Taleo Corp. "A"*	9,407	111,191
TeleCommunication Systems, Inc. "A"*	11,900	109,123
THQ, Inc.*	20,245	61,545
TIBCO Software, Inc.*	55,200	324,024
TiVo, Inc.*	32,700	230,208
Tyler Technologies, Inc.*	10,600	155,078
Ultimate Software Group, Inc.* (a)	7,500	129,450
Unica Corp.*	2,900	14,007
VASCO Data Security International, Inc.*	8,200	47,314

Wind River Systems, Inc.*	23,100	147,840

		9,748,348
Materials 3.6%
Chemicals 1.6%
A. Schulman, Inc.	9,400	127,370
American Vanguard Corp.	7,033	90,726
Arch Chemicals, Inc.	7,488	141,972
Balchem Corp.	5,300	133,189
Calgon Carbon Corp.* (a)	17,100	242,307
Ferro Corp.	15,432	22,068
Flotek Industries, Inc.*	7,000	10,990
GenTek, Inc.* (a)	3,200	55,968
H.B. Fuller Co.	14,881	193,453
ICO, Inc.* (a)	6,900	14,214
Innophos Holdings, Inc.	3,300	37,224
Innospec, Inc.	8,100	30,537
Koppers Holdings, Inc.	6,600	95,832
Landec Corp.*	6,100	33,977
LSB Industries, Inc.*	6,200	61,318
Minerals Technologies, Inc.	5,868	188,069
NewMarket Corp.	4,100	181,630
NL Industries, Inc.	1,832	18,320
Olin Corp.	23,354	333,262
OM Group, Inc.*	9,200	177,744
Penford Corp.	4,300	15,609
PolyOne Corp.*	27,262	62,975
Quaker Chemical Corp.	3,900	30,966
Rockwood Holdings, Inc.*	12,787	101,529
Sensient Technologies Corp.	14,733	346,225
ShengdaTech, Inc.* (a)	11,000	34,100
Solutia, Inc.*	29,800	55,726
Spartech Corp.	11,100	27,306
Stepan Co.	2,400	65,520
W.R. Grace & Co.*	22,800	144,096
Westlake Chemical Corp. (a)	5,200	76,076
Zep, Inc.	6,365	65,114
Zoltek Companies, Inc.* (a)	9,700	66,057

		3,281,469
Construction Materials 0.1%
Headwaters, Inc.* (a)	12,100	37,994
Texas Industries, Inc. (a)	7,147	178,675
US Concrete, Inc.*	13,500	27,000

		243,669
Containers & Packaging 0.4%
AEP Industries, Inc.*	1,600	24,432
Boise, Inc.*	12,300	7,503
Graphic Packaging Holding Co.*	38,900	33,843
Myers Industries, Inc.	9,359	57,464
Rock-Tenn Co. "A"	11,900	321,895
Silgan Holdings, Inc.	8,400	441,336

		886,473
Metals & Mining 1.2%
A.M. Castle & Co.	4,700	41,924
Allied Nevada Gold Corp.*	12,400	72,540

AMCOL International Corp. (a)	7,850	116,494
Brush Engineered Materials, Inc.*	5,700	79,059
China Direct, Inc.* (a)	3,500	4,410
China Precision Steel, Inc.*	7,000	8,190
Coeur d'Alene Mines Corp.*	193,000	181,420
Compass Minerals International, Inc.	10,200	574,974
General Moly, Inc.* (a)	21,500	22,790
General Steel Holdings, Inc.* (a)	4,100	10,783
Haynes International, Inc.*	4,200	74,844
Hecla Mining Co.* (a)	68,700	137,400
Horsehead Holding Corp.*	12,800	70,400
Kaiser Aluminum Corp.	5,500	127,160
Olympic Steel, Inc.	3,300	50,061
Royal Gold, Inc. (a)	9,400	439,544
RTI International Metals, Inc.*	6,900	80,730
Stillwater Mining Co.*	14,125	52,263
Sutor Technology Group Ltd.*	3,600	5,040
Universal Stainless & Alloy Products, Inc.*	2,400	23,208
Worthington Industries, Inc.	20,100	175,071

		2,348,305
Paper & Forest Products 0.3%
AbitibiBowater, Inc.* (a)	16,016	8,809
Buckeye Technologies, Inc.*	11,398	24,278
Clearwater Paper Corp.*	3,350	26,900
Deltic Timber Corp.	3,700	145,817
Glatfelter	13,808	86,162
KapStone Paper and Packaging Corp.*	3,100	7,626
Louisiana-Pacific Corp.	31,100	69,353
Mercer International, Inc.*	12,212	8,060
Neenah Paper, Inc.	5,600	20,328
Schweitzer-Mauduit International, Inc.	5,600	103,376
Verso Paper Corp.	5,000	3,200
Wausau Paper Corp.	14,680	77,217

		581,126
Telecommunication Services 1.2%
Diversified Telecommunication Services 0.9%
Alaska Communications Systems Group, Inc. (a)	15,200	101,840
Atlantic Tele-Network, Inc.	2,600	49,868
Cbeyond, Inc.*	8,200	154,406
Cincinnati Bell, Inc.*	74,700	171,810
Cogent Communications Group, Inc.*	14,800	106,560
Consolidated Communications Holdings, Inc.	8,250	84,645
FairPoint Communications, Inc.	28,090	21,910
General Communication, Inc. "A"*	15,500	103,540
Global Crossing Ltd.*	9,100	63,700
Globalstar, Inc.*	9,100	3,185
iBasis, Inc.*	6,400	4,288
IDT Corp. "B"*	4,400	5,104
Iowa Telecommunications Services, Inc.	9,300	106,578
NTELOS Holdings Corp.	9,800	177,772
PAETEC Holding Corp.*	37,099	53,423
Premiere Global Services, Inc.*	19,548	172,413
Shenandoah Telecommunications Co.	8,072	184,042
tw telecom, inc.*	46,400	406,000

Vonage Holdings Corp.*	12,200	4,880

		1,975,964
Wireless Telecommunication Services 0.3%
Centennial Communications Corp.*	23,000	189,980
FiberTower Corp.*	30,000	6,000
ICO Global Communications Holdings Ltd.*	30,100	10,535
iPCS, Inc.*	5,800	56,318
Syniverse Holdings, Inc.*	15,220	239,867
TerreStar Corp.*	15,700	8,792
USA Mobility, Inc.	8,564	78,875
Virgin Mobile USA, Inc. "A"*	6,925	8,933

		599,300
Utilities 4.5%
Electric Utilities 1.8%
ALLETE, Inc.	8,700	232,203
Central Vermont Public Service Corp.	4,400	76,120
Cleco Corp.	19,860	430,763
El Paso Electric Co.*	14,100	198,669
Empire District Electric Co.	9,600	138,624
IDACORP, Inc.	13,700	320,032
ITC Holdings Corp.	15,600	680,472
MGE Energy, Inc.	6,400	200,768
Portland General Electric Co.	23,700	416,883
UIL Holdings Corp.	7,433	165,905
Unisource Energy Corp.	10,400	293,176
Westar Energy, Inc.	33,200	581,996

		3,735,611
Gas Utilities 1.6%
Chesapeake Utilities Corp.	1,500	45,720
New Jersey Resources Corp.	13,275	451,084
Nicor, Inc.	13,900	461,897
Northwest Natural Gas Co.	8,907	386,742
Piedmont Natural Gas Co., Inc.	24,000	621,360
South Jersey Industries, Inc.	9,400	329,000
Southwest Gas Corp.	13,512	284,698
The Laclede Group, Inc.	7,100	276,758
WGL Holdings, Inc.	15,200	498,560

		3,355,819
Independent Power Producers & Energy Traders 0.1%
Ormat Technologies, Inc.	6,100	167,506
Synthesis Energy Systems, Inc.*	4,600	3,036
US Geothermal, Inc.*	15,300	10,863

		181,405
Multi-Utilities 0.6%
Avista Corp.	18,371	253,152
Black Hills Corp. (a)	12,100	216,469
CH Energy Group, Inc.	4,600	215,740
NorthWestern Corp.	12,400	266,352
PNM Resources, Inc.	26,300	217,238

		1,168,951
Water Utilities 0.4%
American States Water Co.	4,900	177,968
Cadiz, Inc.*	3,000	23,940

California Water Service Group	6,200	259,532
Connecticut Water Service, Inc.	1,900	38,532
Consolidated Water Co., Ltd.	5,600	60,760
Middlesex Water Co.	3,000	43,200
SJW Corp.	5,100	129,693
Southwest Water Co. (a)	9,625	41,388

		775,013

Total Common Stocks (Cost $347,493,683)		199,609,191
Warrants 0.0%
Industrials
Pegasus Wireless Corp., Expiration Date 2/15/2020* (Cost $0)	2,040	0
Rights 0.0%
Financials
United America Indemnity Ltd., Expiration Date 4/6/2009* (Cost $0)	7,000	3,281
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.603% **, 5/14/2009 (b) (Cost $649,934)	650,000	649,872
	Shares	Value ($)

Closed End Investment Companies 0.1%
Apollo Investment Corp.	46,923	163,292
Kayne Anderson Energy Development Fund	1,900	17,746

Total Closed End Investment Companies (Cost $866,415)		181,038
Securities Lending Collateral 12.2%
Daily Assets Fund Institutional, 0.78% (c) (d) (Cost $24,878,779)	24,878,779	24,878,779
Cash Equivalents 1.9%
Cash Management QP Trust, 0.53% (c) (Cost $3,807,914)	3,807,914	3,807,914
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $377,696,725) †	112.2	229,130,075
Other Assets and Liabilities, Net (a)	(12.2)	(24,919,556)

Net Assets	100.0	204,210,519

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $378,950,917. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $149,820,842. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,253,446 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $162,074,288.

(a)

All or a portion of these securities were on loan amounting to $24,407,304. In addition, included in other assets and liabilities, net are pending sales, amounting to $320, that are also on loan. The value of all securities loaned at March 31, 2009 amounted to $24,407,624 which is 12.0% of net assets.

(b)					At March 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)					Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At March 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	6/19/2009	103	4,071,831	4,339,390	267,559

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 224,672,289	$ 267,559
Level 2	4,457,786	-
Level 3	0†††	-
Total	$ 229,130,075	$ 267,559

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

††† Market value of the security is $0.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining the value at March 31, 2009:

Investments in Securities
Balance as of December 31, 2008	$ 0
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Amortization premium/discount	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of March 31, 2009	$ 0
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2009	$ -

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$ -
Foreign Exchange Contracts	$ -
Credit Contracts	$ -
Equity Contracts	$ 267,559
Commodity Contracts	$ -
Other Contracts	$ -

Futures. The Fund is subject to equity risk. The Fund invests in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 20, 2009